UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.1%

	Common Stocks
	Aerospace & Defense —5.2%
35,300	Boeing Co.	$2,783,405
61,260	General Dynamics Corp.	4,390,504
31,745	Lockheed Martin Corp. *	2,731,975
22,100	Northrop Grumman Corp.	1,504,347
60,898	United Technologies Corp.	3,857,888

		15,268,119

	Agriculture/Heavy Equipment —2.9%
3,000	Altria Group, Inc.	229,650
101,586	Archer-Daniels-Midland Co.	3,848,078
93,503	Monsanto Co.	4,395,576

		8,473,304

	Automobile Manufacturers —0.8%
20,940	Toyota Motor Corp., ADR (Japan)	2,280,366

	Automotive Parts —0.5%
25,400	Autoliv, Inc.	1,399,794

	Beverages —1.0%
57,831	Heinekin NV, ADR (Netherlands)	1,321,201
25,349	PepsiCo, Inc.	1,654,276

		2,975,477

	Biotechnology —4.9%
42,300	Amgen, Inc.	3,025,719
18,500	Applera Corp. - Applied Biosystems Group	612,535
104,760	Genentech, Inc.	8,663,652
30,413	Genzyme Corp. *	2,051,965

		14,353,871

	Biotechnology Healthcare —0.6%
37,200	Celgene Corp. *	1,610,760

	Broadcasting —0.5%
37,400	Clear Channel Communications, Inc.	1,078,990
3,700	Liberty Media Holding Corp. (Class A Stock)	309,209

		1,388,199

	Business Services —0.3%
12,700	Manpower, Inc.	778,129

	Cable Television —0.1%
7,600	DIRECTV Group, Inc. (The) *	149,568

	Chemicals —0.8%
3,904	Air Products & Chemicals, Inc.	259,109
2,800	Ashland, Inc.	178,584
32,500	Praxair, Inc.	1,922,700

		2,360,393

	Commercial Services —1.4%
32,200	McKesson Corp.	1,697,584
27,500	Moody’s Corp.	1,797,950
18,300	Waste Management, Inc.	671,244

		4,166,778

	Computer Hardware —3.2%
79,300	Cadence Design System, Inc. *	1,344,928
28,700	Computer Sciences Corp. *	1,409,744
78,000	Hewlett-Packard Co.	2,861,820
23,200	International Business Machines Corp.	1,901,008
31,900	Synopsys, Inc.	629,068

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Computer Hardware (cont’d)
70,700	Western Digital Corp. *	$1,279,670

		9,426,238

	Computer Services & Software —2.0%
26,200	Electronic Data Systems Corp.	642,424
6,920	Global Payments, Inc.	304,549
181,900	Microsoft Corp.	4,971,327

		5,918,300

	Computer Software —0.4%
60,300	Red Hat, Inc. *	1,271,124

	Computers —0.5%
23,700	Lexmark International, Inc. (Class A Stock) *	1,366,542

	Construction —1.2%
36,089	KB Home	1,580,698
44,480	Lennar Corp. (Class A Stock)	2,012,720

		3,593,418

	Consumer Products & Services —2.8%
13,800	American Greetings Corp. (Class A Stock)	319,056
110,223	Proctor & Gamble Co.	6,831,622
19,300	UST, Inc.	1,058,219

		8,208,897

	Diversified Financial Services —0.5%
15,600	E*Trade Financial Corp. *	373,152
21,600	Principal Financial Group	1,172,448

		1,545,600

	Diversified Manufacturing Operations —0.1%
1,800	Textron, Inc.	157,500

	Electronic Components —1.8%
53,100	Agilent Technologies, Inc. *	1,735,839
6,100	Arrow Electronics, Inc. *	167,323
17,400	Emerson Electric Co.	1,459,164
12,200	Energizer Holdings, Inc. *	878,278
13,800	Raytheon Co.	662,538
7,200	Waters Corp. *	326,016

		5,229,158

	Energy —0.7%
33,900	TXU Corp.	2,119,428

	Energy Equipment & Services —0.2%
11,000	Holly Corp.	476,630

	Entertainment & Leisure —1.2%
51,198	Las Vegas Sands, Inc. *	3,499,383

	Environmental Services —0.4%
28,800	Republic Services, Inc.	1,158,048

	Financial - Bank & Trust —3.7%
4,300	Countrywide Financial Corp.	150,672
2,000	Golden West Financial Corp.	154,500
15,700	Hudson City Bancorp, Inc.	208,025
100,822	UBS AG (Switzerland)	5,979,753
120,825	Wells Fargo & Co.	4,371,448

		10,864,398

	Financial Services —5.3%
51,400	AmeriCredit Corp. *	1,284,486
540	Ameriprise Financial, Inc.	25,326
34,377	Goldman Sachs Group, Inc. *	5,815,557

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Financial Services (cont’d)
15,000	JPMorgan Chase & Co.	$704,400
70,421	Lehman Brothers Holdings, Inc.	5,201,295
22,300	Merrill Lynch & Co., Inc.	1,744,306
6,100	SEI Investments Co.	342,759
8,700	T. Rowe Price Group, Inc.	416,295

		15,534,424

	Food —0.5%
59,000	Kroger Co. (The)	1,365,260

	Healthcare Providers & Services —0.1%
4,400	Caremark Rx, Inc.	249,348

	Healthcare Services —5.4%
33,600	AmerisourceBergen Corp.	1,518,720
3,400	Biogen Idec, Inc. *	151,912
25,500	Humana, Inc. *	1,685,295
7,400	Laboratory Corp. of America Holdings *	485,218
14,079	Quest Diagnostics, Inc.	861,072
226,451	UnitedHealth Group, Inc.	11,141,389

		15,843,606

	Hotels & Motels —3.1%
7,900	Choice Hotels International, Inc.	323,110
91,710	MGM Mirage	3,621,628
18,613	Station Casinos, Inc.	1,076,390
8,400	Wyndham Worldwide Corp. *	234,948
56,540	Wynn Resorts Ltd. *	3,845,285

		9,101,361

	Hotels, Restaurants & Leisure —1.8%
24,000	Marriott International, Inc. (Class A Stock)	927,360
127,196	Starbucks Corp. *	4,331,024

		5,258,384

	Insurance —2.2%
5,800	AMBAC Financial Group, Inc.	479,950
43,386	Genworth Financial, Inc.	1,518,944
38,800	Loews Corp.	1,470,520
23,611	MBIA, Inc.	1,450,660
59,492	Progressive Corp.	1,459,933

		6,380,007

	Internet Services —1.2%
8,100	Google, Inc. (Class A Stock) *	3,255,390
25,700	MPS Group, Inc. *	388,327

		3,643,717

	Internet Software & Services —0.1%
8,200	Oracle Corp. *	145,468

	IT Services —0.8%
52,300	First Data Corp.	2,196,600

	Machinery —1.8%
59,023	Caterpillar, Inc.	3,883,714
3,600	Crane Co.	150,480
28,300	Terex Corp. *	1,279,726

		5,313,920

	Manufacturing —1.3%
104,800	General Electric Co.	3,699,440

	Media —4.5%
50,550	CBS Corp. (Class B Stock)	1,423,993

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Media (cont’d)
167,402	Comcast Corp. (Class A Stock)	$6,168,764
25,300	McGraw-Hill Cos., Inc.	1,468,159
86,900	Time Warner, Inc.	1,584,187
15,500	Univision Communications, Inc. (Class A Stock) *	532,270
65,000	Walt Disney Co. (The)	2,009,150

		13,186,523

	Medical Supplies & Equipment —2.2%
8,200	Becton Dickinson & Co.	579,494
1,600	Idexx Laboratories, Inc. *	145,824
60,200	Johnson & Johnson	3,909,388
38,900	Medtronic, Inc.	1,806,516

		6,441,222

	Metals & Mining —0.7%
5,200	Newmont Mining Corp.	222,300
8,700	Nucor Corp.	430,563
35,638	Peabody Energy Corp.	1,310,766

		1,963,629

	Miscellaneous Manufacturers —0.2%
8,300	SPX Corp.	443,552

	Oil & Gas
2,000	Baker Hughes, Inc.	136,400

	Oil, Gas & Consumable Fuels —3.0%
23,200	Devon Energy Corp.	1,465,080
9,200	EOG Resources, Inc.	598,460
16,200	Exxon Mobil Corp. *	1,087,020
15,825	Halliburton Co.	450,221
29,700	Helmerich & Payne, Inc.	683,991
50,414	Schlumberger Ltd.	3,127,181
19,700	Sunoco, Inc.	1,225,143

		8,637,096

	Pharmaceuticals —3.8%
51,256	Amylin Pharmaceuticals, Inc. *	2,258,852
18,400	Cardinal Health, Inc.	1,209,616
10,300	Dade Behring Holdings, Inc.	413,648
45,600	Endo Pharmaceuticals Holdings, Inc. *	1,484,280
21,400	Express Scripts, Inc. *	1,615,486
11,600	Forest Laboratories, Inc. *	587,076
7,800	Hospira, Inc. *	298,506
40,700	Merck & Co., Inc.	1,705,330
51,800	Pfizer, Inc.	1,469,048

		11,041,842

	Real Estate —0.9%
24,700	New Century Financial Corp.	970,957
28,423	St. Joe Co. (The)	1,559,570

		2,530,527

	Real Estate Investment Trusts —0.4%
7,654	CB Richard Ellis Group, Inc. *	188,288
12,800	Jones Lang Lasal, Inc.	1,094,144

		1,282,432

	Restaurants —1.2%
68,582	Yum! Brands, Inc.	3,569,693

	Retail & Merchandising —5.7%
69,600	Autonation, Inc. *	1,454,640
60,800	Circuit City Stores, Inc.	1,526,688
12,100	Colgate-Palmolive Co.	751,410
17,200	Costco Wholesale Corp.	854,496

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Retail & Merchandising (cont’d)
19,600	CVS Corp.	$629,552
37,300	Darden Restaurants, Inc.	1,584,131
30,700	Dillard’s, Inc. (Class “A” Stock)	1,004,811
4,000	Home Depot, Inc.	145,080
127,866	Lowe’s Cos., Inc.	3,587,920
37,600	Office Depot, Inc. *	1,492,720
7,200	Safeway, Inc.	218,520
39,088	Target Corp.	2,159,612
23,500	Wal-Mart Stores, Inc.	1,159,020

		16,568,600

	Semiconductors —2.6%
10,600	Advanced Micro Devices, Inc.	263,410
19,200	Freescale Semiconductor, Inc. (Class B Stock) *	729,792
51,000	Intel Corp.	1,049,070
89,200	Micron Technology, Inc. *	1,552,080
117,979	Texas Instruments, Inc.	3,922,802

		7,517,154

	Telecommunications —4.9%
42,859	Abbott Laboratories	2,081,233
61,610	America Movil SA de CV, ADR (Mexico)	2,425,586
291,424	Cisco Systems, Inc. *	6,702,752
98,296	Motorola, Inc.	2,457,400
9,200	Polycom, Inc. *	225,676
14,607	Sprint Nextel Corp.	250,510
4,400	United States Cellular Corp. *	262,680

		14,405,837

	Tobacco —0.4%
20,600	Reynolds America, Inc.	1,276,582

	Transportation —6.0%
71,321	Burlington Northern Santa Fe Corp.	5,237,814
52,400	CSX Corp.	1,720,292
53,759	FedEx Corp.	5,842,528
27,000	Norfolk Southern Corp.	1,189,350
39,456	Union Pacific Corp.	3,472,128

		17,462,112

	Utilities —0.3%
20,000	PG&E Corp.	833,000

	Total Long-Term Investments (cost $256,472,549)	286,067,158

	SHORT-TERM INVESTMENT —1.5%

	Affiliated Money Market Mutual Fund
4,468,203	Dryden Core Investment Fund - Taxable Money Market Series (cost $4,468,203) (w)	4,468,203

	Total Investments—99.6% (cost $260,940,752)(p)	290,535,361
	Other Assets in Excess of Liabilities —0.4%	1,174,475

	Net Assets —100%	$291,709,836

THE TARGET PORTFOLIO TRUST

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.
ADR	American Depositary Receipt
(p)	The United States federal income tax basis of the Schedule of Investments was $261,368,240; accordingly, net unrealized appreciation on investments for federal income tax purposes was $29,167,121(gross unrealized appreciation—$35,475,615; gross unrealized depreciation—$6,308,494). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.3%

	Common Stocks
	Aerospace & Defense —2.2%
9,500	Goodrich Corp.	$384,940
29,000	Lockheed Martin Corp.	2,495,740
57,500	Northrop Grumman Corp.	3,914,025
33,300	Raytheon Co.	1,598,733

		8,393,438

	Auto Components —1.5%
33,900	Johnson Controls, Inc.	2,431,986
10,100	Magna International, Inc. (Class A Stock)	737,603
45,450	Paccar, Inc.	2,591,559

		5,761,148

	Automobile —0.6%
71,300	General Motors Corp.	2,371,438

	Automotive Parts —0.1%
5,900	Advance Auto Parts, Inc. *	194,346

	Beverages —1.0%
23,900	Anheuser-Busch Cos., Inc.	1,135,489
10,500	Coca-Cola Co. (The)	469,140
110,400	Coca-Cola Enterprises, Inc.	2,299,632

		3,904,261

	Biotechnology —0.3%
13,600	Amgen, Inc. *	972,808

	Building Materials —0.8%
104,000	Masco Corp.	2,851,680

	Chemicals —2.9%
2,100	Air Products & Chemicals, Inc.	139,377
154,100	Dow Chemical Co.	6,006,818
40,600	Eastman Chemical Co.	2,193,212
17,100	PPG Industries, Inc.	1,147,068
7,300	Praxair, Inc.	431,868
18,500	Rohm & Haas Co.	875,975

		10,794,318

	Commercial Banks —8.5%
257,186	Bank of America Corp.	13,777,454
1,400	BB&T Corp.	61,292
17,300	First Horizon National Corp.	657,573
84,400	KeyCorp	3,159,936
35,200	Marshall & Ilsley Corp.	1,695,936
7,500	North Fork Bancorp, Inc.	214,800
17,200	Regions Financial Corp.	632,788
20,900	State Street Corp.	1,304,160
109,100	U.S. Bancorp	3,624,302
12,000	UnionBanCal Corp.	730,800
15,900	Wachovia Corp.	887,220
133,200	Wells Fargo & Co.	4,819,176
3,400	Zions Bancorp	271,354

		31,836,791

	Commercial Services & Supplies —0.4%
10,740	Avis Budget Group	196,435
100	McKesson Corp.	5,272

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Commercial Services & Supplies (cont’d) —0.4%
32,000	Waste Management, Inc.	$1,173,760

		1,375,467

	Computer Networking
100	Network Appliance, Inc. *	3,701

	Computers & Peripherals —0.8%
48,200	Hewlett-Packard Co.	1,768,458
7,800	International Business Machines Corp.	639,132
99,600	Sun Microsystems, Inc. *	495,012

		2,902,602

	Conglomerates
1,500	Textron, Inc.	131,250

	Construction —0.2%
9,200	D.R. Horton, Inc.	220,340
17,200	Toll Brothers, Inc. *	482,976

		703,316

	Consumer Finance
2,200	American Express Co.	123,376

	Consumer Products —1.4%
83,000	Procter & Gamble Co.	5,144,340

	Diversified Financial Services —8.3%
2,200	Capital One Financial Corp.	173,052
35,300	CIT Group, Inc.	1,716,639
240,800	Citigroup, Inc.	11,960,536
118,600	Countrywide Credit Industries, Inc.	4,155,744
4,900	Goldman Sachs Group, Inc.	828,933
40,500	JPMorgan Chase & Co.	1,901,880
38,000	Lehman Brothers Holdings, Inc.	2,806,680
34,400	MBIA, Inc.	2,113,536
16,200	Merrill Lynch & Co., Inc.	1,267,164
55,800	Morgan Stanley Dean Witter & Co.	4,068,378

		30,992,542

	Diversified Machinery —0.1%
14,500	Ingersoll-Rand Co. Ltd. (Class A Stock)	550,710

	Diversified Manufacturing —0.1%
4,800	Honeywell International, Inc.	196,320

	Diversified Telecommunication Services —0.4%
81,700	Sprint Nextel Corp.	1,401,155

	Electric - Integrated —0.2%
54,200	Sierra Pacific Resources *	777,228

	Electric Utilities —3.5%
47,900	American Electric Power Co., Inc.	1,742,123
66,500	CMS Energy Corp. *	960,260
13,500	Consolidated Edison, Inc.	623,700
41,300	Edison International	1,719,732
40,300	Exelon Corp.	2,439,762
80,500	FPL Group, Inc.	3,622,500
15,100	Pinnacle West Capital Corp.	680,255
11,900	Wisconsin Energy Corp.	513,366
39,300	Xcel Energy, Inc.	811,545

		13,113,243

	Energy Equipment & Services —0.6%
49,000	GlobalSantaFe Corp.	2,449,510

	Exchange Traded Fund —0.1%
3,030	iShares Russell 1000 Value Index Fund	233,552

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Financial - Bank & Trust —0.7%
6,600	AmSouth Bancorporation	$191,664
31,600	Comerica, Inc.	1,798,672
22,800	TCF Financial Corp.	599,412

		2,589,748

	Financial - Brokerage
2,300	MGIC Investment Corp.	137,931

	Financial Services —0.2%
2,800	Associated Banc-Corp	91,000
6,500	Franklin Resources, Inc.	687,375
4,100	TD Ameritrade Holding Corp.	77,285

		855,660

	Food
5,200	SUPERVALU, Inc.	154,180

	Food & Staples Retailing —0.3%
14,800	Safeway, Inc.	449,180
16,000	Wal-Mart Stores, Inc.	789,120

		1,238,300

	Food Products —0.9%
400	Kellogg Co.	19,808
30,800	Kraft Foods, Inc. (Class A Stock)	1,098,328
35,800	Sara Lee Corp.	575,306
5,000	Sysco Corp.	167,250
63,900	Unilever PLC, ADR (United Kingdom)	1,585,359

		3,446,051

	Gas & Pipeline Utilities —0.2%
30,400	Northeast Utilities	707,408

	Healthcare Equipment & Supplies —0.7%
11,300	Sepracor, Inc. *	547,372
37,600	Wyeth	1,911,584

		2,458,956

	Healthcare Providers & Services —1.8%
1,900	Aetna, Inc.	75,145
15,300	CIGNA Corp.	1,779,696
27,400	HCA, Inc.	1,366,986
155,300	Tenet Healthcare Corp. *	1,264,142
27,300	WellPoint, Inc. *	2,103,465

		6,589,434

	Hotels, Restaurants & Leisure —1.7%
38,300	Carnival Corp.	1,801,249
22,996	Harrah’s Entertainment, Inc.	1,527,624
40,300	McDonald’s Corp.	1,576,536
21,480	Wyndham Worldwide Corp. *	600,796
17,500	Yum! Brands, Inc.	910,875

		6,417,080

	Household Durables —1.6%
21,600	Centex Corp.	1,136,592
15,500	Fortune Brands, Inc.	1,164,205
77,500	Lennar Corp. (Class A Stock)	3,506,875
6,680	Lennar Corp. (Class B Stock)	280,694

		6,088,366

	Household Products —0.6%
35,900	Kimberly-Clark Corp.	2,346,424

	Independent Power Producers & Energy Traders —1.0%
59,400	TXU Corp.	3,713,688

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Industrial Conglomerates —2.7%
13,700	3M Co.	$1,019,554
164,600	General Electric Co.	5,810,380
115,000	Tyco International Ltd. (Bermuda)	3,218,850

		10,048,784

	Industrial Machinery —0.3%
14,500	Eaton Corp.	998,325

	Industrial Products —0.1%
3,400	Mohawk Industries, Inc. *	253,130

	Insurance —10.1%
99,100	Allstate Corp. (The)	6,216,543
15,500	Ambac Financial Group, Inc.	1,282,625
23,900	American International Group, Inc.	1,583,614
22,200	Assurant, Inc.	1,185,702
2,000	Chubb Corp. *	103,920
104,300	Genworth Financial, Inc.	3,651,543
21,100	Hanover Insurance Group, Inc. (The)	941,693
24,600	Hartford Financial Services Group, Inc. (The)	2,134,050
16,000	Lincoln National Corp.	993,280
49,500	Marsh & McLennan Cos., Inc.	1,393,425
119,170	MetLife, Inc.	6,754,555
11,300	Protective Life Corp.	516,975
170,400	St. Paul Travelers Cos., Inc. (The)	7,990,056
106,600	UnumProvident Corp.	2,066,974
3,400	W.R. Berkely Corp.	120,326
13,700	XL Capital Ltd.	941,190

		37,876,471

	Internet & Catalog Retail
5,600	eBay, Inc. *	158,816

	IT Services —1.0%
147,200	Electronic Data System Corp.	3,609,344

	Leisure Equipment & Products
2,300	Mattel, Inc.	45,310

	Machinery —1.2%
36,900	Deere & Co.	3,096,279
23,700	SPX Corp.	1,266,528

		4,362,807

	Machinery & Equipment —0.1%
5,800	Rockwell Automation, Inc.	336,980

	Media —3.1%
144,100	CBS Corp. (Class B Stock)	4,059,297
2,300	Clear Channel Communications, Inc.	66,355
10,700	Comcast Corp. (Class A Stock) *	394,295
3,400	E.W. Scripps Co. ( Class A Stock)	162,962
1,500	EchoStar Communications Corp. (Class A Stock) *	49,110
66,500	Gannett Co., Inc.	3,779,195
54,700	News Corp. (Class A Stock)	1,074,855
54,900	Time Warner, Inc.	1,000,827
29,400	Viacom, Inc. (Class B Stock) *	1,093,092

		11,679,988

	Medical Supplies & Equipment
1,400	Baxter International, Inc.	63,644

	Metals & Mining —2.3%
193,376	Alcoa, Inc.	5,422,263
30,000	Phelps Dodge Corp.	2,541,000

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Metals & Mining (cont’d)
14,900	United States Steel Corp.	$859,432

		8,822,695

	Multi-Line Retail —0.6%
7,900	Abercrombie & Fitch Co., (Class A Stock)	548,892
17,800	J.C. Penney Co., Inc.	1,217,342
6,600	Kohl’s Corp. *	428,472

		2,194,706

	Multi-Utilities —0.2%
9,500	Public Service Enterprise Group, Inc.	581,305

	Multi-Utilities & Unregulated Power —0.2%
14,600	SCANA Corp.	587,942

	Networking Equipment —0.1%
20,600	Juniper Networks, Inc. *	355,968

	Oil & Gas Services —0.1%
3,600	Schlumberger Ltd. (Netherlands)	223,308

	Oil Field / Equipment Services —0.4%
21,200	Devon Energy Corp.	1,338,780
8,200	Dynegy, Inc. (Class A Stock) *	45,428
10,600	Halliburton Co.	301,570

		1,685,778

	Oil, Gas & Consumable Fuels —9.3%
13,400	Anadarko Petroleum Corp.	587,322
45,800	Apache Corp.	2,894,560
200	Baker Hughes, Inc.	13,640
56,500	ChevronTexaco Corp.	3,664,590
129,000	ConocoPhillips	7,679,370
4,600	EOG Resources, Inc.	299,230
143,100	Exxon Mobil Corp.	9,602,010
17,500	Marathon Oil Corp.	1,345,750
4,900	Nabors Industries Ltd. (Bermuda)*	145,775
2,000	Noble Corp. (Cayman Islands)	128,360
66,000	Occidental Petroleum Corp.	3,175,260
12,300	Tesoro Corp.	713,154
81,000	Valero Energy Corp.	4,169,070
11,900	Weatherford International Ltd. *	496,468
600	XTO Energy, Inc.	25,278

		34,939,837

	Paper & Forest Products —1.1%
2,000	Smurfit-Stone Container Corp. *	22,400
2,800	Temple-Inland, Inc.	112,280
67,020	Weyerhauser Co.	4,123,741

		4,258,421

	Pharmaceuticals —3.6%
30,600	Abbott Laboratories	1,485,936
17,800	Johnson & Johnson	1,155,932
62,600	Merck & Co., Inc.	2,622,940
260,500	Pfizer, Inc.	7,387,780
46,000	Schering-Plough Corp.	1,016,140

		13,668,728

	Railroads & Equipment —0.8%
32,000	CSX Corp.	1,050,560
41,800	Norfolk Southern Corp.	1,841,290

		2,891,850

	Real Estate —0.7%
29,900	Simon Property Group, Inc.	2,709,538

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Real Estate Investment Trusts —2.6%
14,200	Apartment Investment & Management Co. (Class A Stock)	$772,622
12,100	Cresent Real Estate Equities Co.	263,901
48,000	Equity Office Properties Trust	1,908,480
11,700	Hospitality Properties Trust	552,240
66,500	Host Marriott Corp.	1,524,845
3,700	Kilroy Realty Corp.	278,758
3,300	Liberty Property Trust	157,707
7,600	Mack-Cali Realty Corp.	393,680
22,200	New Century Financial Corp.	872,682
18,885	Plum Creek Timber Co.	642,845
35,100	ProLogis	2,002,806
10,700	Realty Income Corp.	264,397

		9,634,963

	Real Estate Management & Development —0.2%
25,950	Realogy Corp.	588,546

	Retail & Merchandising —0.6%
5,500	Best Buy Co., Inc.	294,580
43,100	Federated Department Stores, Inc.	1,862,351

		2,156,931

	Road & Rail —0.3%
15,700	Burlington North Santa Fe Corp.	1,153,008

	Semiconductors & Semiconductor Equipment —0.1%
7,500	Broadcom Corp. (Class A Stock) *	227,550
14,400	Xilinx, Inc.	316,080

		543,630

	Software —2.6%
78,900	BMC Software, Inc. *	2,147,658
153,087	CA, Inc.	3,626,631
131,800	Microsoft Corp.	3,602,094
31,400	Oracle Corp. *	557,036

		9,933,419

	Specialty Retail —0.9%
50,800	Home Depot, Inc.	1,842,516
41,900	Limited Brands, Inc.	1,109,931
15,800	Staples, Inc.	384,414

		3,336,861

	Telecommunication Services —4.7%
244,300	AT&T, Inc.	7,954,408
37,100	Corning, Inc. *	905,611
20,200	Motorola, Inc.	505,000
14,900	QUALCOMM, Inc.	541,615
204,400	Verizon Communications, Inc.	7,589,372

		17,496,006

	Telecommunications —0.2%
27,200	Cisco Systems, Inc. *	625,600

	Textiles, Apparel & Luxury Goods —0.4%
13,400	Coach, Inc. *	460,960
33,900	Jones Apparel Group, Inc.	1,099,716

		1,560,676

	Thrifts & Mortgage Finance —2.5%
26,100	Fannie Mae	1,459,251
67,900	Freddie Mac	4,503,807

THE TARGET PORTFOLIO TRUST

LARGE CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Thrifts & Mortgage Finance (cont’d)
80,400	Washington Mutual, Inc.	$3,494,988

		9,458,046

	Tobacco —1.9%
93,700	Altria Group, Inc.	7,172,735
	Utilities —0.6%
63,300	Duke Energy Corp.	1,911,660
12,100	Illinois Tool Works, Inc.	543,290

		2,454,950

	Total Long-Term Investments (cost $310,105,528)	372,390,812

	SHORT-TERM INVESTMENT —0.8%

	Affiliated Money Market Mutual Fund
2,893,682	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,893,682) (w)	2,893,682

	Total Investments—100.1% (cost $312,999,210)(p)	375,284,494
	Liabilities in Excess of Other Assets —(0.1)%	(415,749)

	Net Assets —100%	$374,868,745

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $314,808,127; accordingly, net unrealized appreciation on investments for federal income tax purposes was $60,476,367 (gross unrealized appreciation—$65,454,973; gross unrealized depreciation—$4,978,606). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —95.8%

	Common Stocks
	Advertising —0.5%
39,270	Marchex, Inc. (Class B Stock)	$602,402

	Aerospace & Defense —2.0%
59,072	AAR Corp.	1,408,276
31,540	BE Aerospace, Inc.	665,179
17,280	Heico Corp.	592,704

		2,666,159

	Apparel Manufacturers —0.7%
33,540	Carter’s, Inc.	885,121

	Auto Related —0.1%
3,400	Keystone Automotive Industries, Inc.	129,268

	Beverages —0.4%
14,450	Hansen Natural Corp. *	469,336

	Biotechnology —2.7%
78,418	Cambrex Corp.	1,624,037
40,288	Illumina, Inc.	1,331,115
16,540	Lifecell Corp. *	532,919

		3,488,071

	Business Services —0.3%
8,520	Ctrip.com International Ltd., ADR (China) *	382,974

	Clothing & Apparel —0.8%
66,890	Iconix Brand Group, Inc. *	1,076,929

	Commercial Banks —1.0%
27,103	Wintrust Financial Corp.	1,359,215

	Commercial Services —6.1%
33,250	AMN Healthcare Services, Inc.	789,688
44,900	Barrett Business Services	964,003
36,326	CRA International, Inc.	1,731,297
48,790	FirstService Corp. (Canada)	1,162,178
17,000	Healthspring, Inc. *	327,250
50,050	Rollins, Inc.	1,056,555
22,840	Steiner Leisure Ltd.	960,422
41,340	Team, Inc.	1,035,980

		8,027,373

	Computer Hardware —0.6%
67,010	Optimal Group, Inc. (Class A Stock) (Canada)	788,038

	Computer Networking —0.5%
34,420	Atheros Communications, Inc.	624,035

	Computer Services & Software —3.3%
9,800	Advent Software, Inc.	354,858
56,300	Concur Technologies, Inc.	819,165
37,944	Hyperion Solutions Corp.	1,308,309
36,296	Informatica Corp.	493,262
74,620	Omniture, Inc.	588,752
38,390	The9 Ltd., ADR (Cayman Islands) *	821,546

		4,385,892

	Computers —0.2%
35,775	Par Technology Corp. *	324,479

	Construction —1.8%
81,073	A.S.V., Inc.	1,208,799

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Construction (cont’d)
50,605	Shaw Group, Inc.	$1,196,302

		2,405,101

	Consumer Products & Services —0.9%
1,540	Bare Essentials, Inc.	41,811
23,280	Central Garden & Pet Co.	1,123,493

		1,165,304

	Distribution/Wholesale —0.5%
21,060	MWI Veterinary Supply, Inc.	706,142

	Electronic Components —4.8%
48,856	Coherent, Inc.	1,693,349
18,399	ICT Group, Inc. *	579,016
27,081	Rogers Corp.	1,672,252
129,170	SRS Labs, Inc.	800,854
31,964	Trimble Navigation Ltd. *	1,504,865

		6,250,336

	Energy Equipment & Services —0.3%
8,600	W-H Energy Services, Inc. *	356,642

	Entertainment & Leisure —3.4%
90,200	Century Casinos, Inc.	896,588
10,860	Life Time Fitness, Inc. *	502,710
45,320	Scientific Games Corp. (Class A Stock)	1,441,176
59,630	Shuffle Master, Inc. *	1,610,606

		4,451,080

	Financial - Bank & Trust —0.9%
18,570	Boston Private Financial Holdings, Inc.	517,732
14,730	PrivateBancorp, Inc.	673,455

		1,191,187

	Financial - Brokerage —0.4%
33,810	TradeStation Group, Inc.	509,517

	Financial Services —7.3%
58,754	Cohen & Steers, Inc.	1,901,279
46,011	Financial Federal Corp.	1,233,095
7,730	GFI Group, Inc. *	427,392
7,240	Greenhill & Co., Inc.	485,225
12,800	International Securities Exchange, Inc.	600,192
23,230	Investment Technology Group, Inc. *	1,039,542
24,710	optionsXpress Holdings, Inc.	688,915
24,600	Portfolio Recovery Associates, Inc.	1,079,202
73,072	Texas Capital Bancshares, Inc. *	1,367,908
34,425	Virginia Commerce Bancorp *	764,235

		9,586,985

	Food & Staples Retailing —0.6%
72,950	SunOpta, Inc.	771,081

	Hand/Machine Tools —0.5%
14,790	Regal-Beloit Corp.	643,365

	Healthcare Equipment & Supplies —1.0%
11,020	Arthrocare Corp. *	516,397
20,180	Kyphon, Inc. *	755,136

		1,271,533

	Healthcare Services —2.1%
112,770	Five Star Quality Care, Inc.	1,213,405
76,560	Solexa, Inc. *	675,259

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Healthcare Services (cont’d)
15,250	Vital Signs, Inc.	$863,303

		2,751,967

	Insurance —1.4%
89,760	Amerisafe, Inc. *	879,648
19,130	Navigators Group, Inc. *	918,431

		1,798,079

	Internet Services —9.8%
55,779	Avocent Corp.	1,680,063
101,952	Digital Insight, Corp.	2,989,233
14,820	Equinix, Inc.	890,682
35,240	J2 Global Communications, Inc.	957,471
20,280	Nutri/System, Inc. *	1,263,241
99,670	Online Resources Corp.	1,220,957
62,120	RADVision Ltd. (Israel)	1,024,980
4,420	Shutterfly, Inc.	68,731
150,966	Valueclick, Inc.	2,798,910

		12,894,268

	Machinery —5.3%
69,280	Flow International Corp. *	898,562
58,483	Gardner Denver, Inc.	1,934,618
21,311	IDEX Corp.	917,438
72,470	Intermec, Inc. *	1,910,309
23,741	Kennametal, Inc.	1,344,928

		7,005,855

	Manufacturing —0.5%
22,190	American Railcar Industries, Inc.	645,951

	Medical Supplies & Equipment —14.3%
195,749	American Medical Systems Holdings, Inc.	3,607,654
37,970	Angiodynamics, Inc. *	786,359
18,985	Immucor, Inc. *	425,454
44,417	Integra LifeSciences Holdings Corp. *	1,664,749
60,710	Inverness Medical Innovations, Inc. *	2,110,280
38,872	Kensey Nash Corp.	1,137,783
48,747	Mentor Corp.	2,456,361
51,900	Novamed, Inc.	408,972
56,705	NuVasive, Inc. *	1,140,338
157,780	Orthovita, Inc.	550,652
24,774	PolyMedica Corp.	1,060,575
70,998	PSS World Medical, Inc.	1,419,250
20,570	ResMed, Inc. *	827,942
97,990	Spectranetics Corp.	1,146,483

		18,742,852

	Metals & Mining —0.3%
13,800	Dynamic Materials Corp.	447,396

	Office Equipment —1.9%
11,310	Cymer, Inc. *	496,622
89,186	Global Imaging Systems, Inc.	1,968,335

		2,464,957

	Oil, Gas & Consumable Fuels —6.9%
24,310	Allis-Chalmers Energy, Inc.	355,898
30,612	Dril-Quip, Inc. *	2,071,820
18,951	Hydril Co.	1,062,393
8,760	Lufkin Industries, Inc.	463,579
18,420	Maverick Tube Corp.	1,194,169
59,251	Oil States International, Inc.	1,629,403

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels (cont’d)
84,223	Superior Energy Services, Inc.	$2,211,696

		8,988,958

	Pharmaceuticals —1.4%
62,587	HealthExtras, Inc.	1,771,838

	Real Estate —0.8%
41,290	KKR Financial Corp.	1,013,257

	Real Estate Investment Trusts —0.8%
69,387	Highland Hospitality Corp.	994,316

	Retail & Merchandising —2.8%
66,740	Cache, Inc. *	1,193,979
26,866	Jos. A. Bank Clothiers, Inc.	804,905
34,500	Tractor Supply Co.	1,664,970

		3,663,854

	Semiconductors —2.2%
158,436	Aeroflex, Inc. *	1,628,722
30,700	Silicon Motion Technology Corp., ADR (Cayman Islands)	510,541
44,290	Volterra Semiconductor Corp.	719,712

		2,858,975

	Telecommunications —1.5%
21,820	CommScope, Inc.	717,005
27,175	NeuStar, Inc. (Class B Stock)	754,106
26,630	Time Warner Telecom, Inc. (Class A Stock) *	506,237

		1,977,348

	Transportation —2.2%
9,820	American Commercial Lines, Inc. *	583,799
39,594	Forward Air Corp.	1,310,165
15,685	Old Dominion Freight Line, Inc.	471,021
31,227	Vitran Corp., Inc. (Canada)	577,699

		2,942,684

	Total Long-Term Investments (cost $107,593,806)	125,480,120

	SHORT-TERM INVESTMENT —6.1%

	Affiliated Money Market Mutual Fund
8,017,935	Dryden Core Investment Fund - Taxable Money Market Series (cost $8,017,935) (w)	8,017,935

	Total Investments—101.9% (cost $115,611,741)(p)	133,498,055
	Liabilities in Excess of Other Assets —(1.9)%	(2,488,823)

	Net Assets —100%	$131,009,232

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $116,115,972; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,382,083 (gross unrealized appreciation - $20,601,390 gross unrealized depreciation - $3,219,307). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —97.1%

	Common Stocks
	Aerospace/Defense —2.0%
800	AAR Corp.	$19,072
76,600	Curtiss-Wright Corp.	2,324,810
20,475	DRS Technologies, Inc. *	894,143
2,375	Esterline Technologies Corp.	80,180
200	Heico Corp.	6,860
2,700	Kaman Corp. (Class A Stock)	48,627
42,200	Moog, Inc. (Class A Stock)	1,462,652
1,800	Orbital Sciences Corp.	33,786
18,370	Teledyne Technologies, Inc. *	727,452
800	Triumph Group, Inc.	33,880

		5,631,462

	Agriculture/Heavy Equipment
900	Delta & Pine Land Co.	36,450

	Airlines —0.7%
1,900	Alaska Air Group, Inc.	72,276
2,000	Continental Airlines, Inc. (Class B Stock)	56,620
6,100	ExpressJet Holdings, Inc.	40,321
2,200	Mesa Air Group, Inc. *	17,072
2,600	Republic Airways Holdings, Inc. *	40,352
74,800	SkyWest, Inc.	1,834,096

		2,060,737

	Apparel
2,900	Maidenform Brands, Inc. *	55,970

	Asset Management & Custody Banks
7,300	W.P. Stewart & Co. Ltd. (Bermuda)	90,958

	Auto Related —1.3%
54,407	Aftermarket Technology Corp.	966,268
23,900	American Axle & Manufacturing Holdings, Inc.	398,891
118,600	ArvinMeritor, Inc.	1,688,864
32,528	Cooper Tire & Rubber Co.	327,232
600	Keystone Automotive Industries, Inc.	22,812
2,000	Modine Manufacturing Co.	48,660
4,100	Tenneco, Inc.	95,899
2,900	Visteon Corp.	23,635

		3,572,261

	Automobile Manufacturers —0.2%
16,300	Thor Industries, Inc.	671,071

	Banks —6.0%
23,210	Amcore Financial, Inc.	703,031
600	AmericanWest Bancorp	12,750
1,200	Ameris Bancorp	32,652
600	BancFirst Corp.	28,032
67,914	BancorpSouth, Inc.	1,885,293
77,337	Bank Mutual Corp.	938,098
74,319	BankAtlantic Bancorp, Inc. (Class A Stock)	1,056,816
25,400	BankUnited Financial Corp. (Class A Stock)	662,178
400	Banner Corp.	16,416
800	Capital Bancorp Ltd.	35,600
500	Capital Corp. of The West	15,510
48,776	Cardinal Financial Corp.	534,585
900	Cathay General Bancorp	32,490
2,900	Central Pacific Financial Corp.	106,082
1,300	Chemical Financial Corp.	38,584
2,300	City Holding Co.	91,701
3,000	Colonial BancGroup, Inc. (The)	73,500

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Banks (cont’d)
1,100	Columbia Banking System, Inc.	$35,211
1,300	Commercial Capital Bancorp, Inc.	20,722
1,900	Community Bank System, Inc.	42,104
1,500	Community Trust Bancorp, Inc.	56,475
6,800	Corus Bankshares, Inc.	152,048
1,900	Cullen Frost Bankers, Inc.	109,858
2,100	Dime Community Bancshares	30,933
4,700	First Bancorp / Puerto Rico	51,982
60,644	First Financial Bancorp	964,846
500	First Financial Holdings, Inc.	17,110
7,400	First Niagara Financial Group, Inc.	107,892
1,200	First Place Financial Corp. (OH)	27,192
2,200	First Republic Bank (CA)	93,632
900	FirstFed Financial Corp.	51,048
46,745	FirstMerit Corp.	1,083,082
2,500	Flagstar Bancorp, Inc.	36,375
600	FNB Corp.	21,606
800	Great Southern Bancorp, Inc.	22,480
2,700	Greater Bay Bancorp Holding Co.	76,167
9,300	Hanmi Financial Corp.	182,280
2,850	IBERIABANK Corp.	173,850
2,600	Independent Bank Corp.	84,552
2,966	Independent Bank Corp. (MI)	72,020
3,300	Irwin Financial Corp.	64,548
500	ITLA Capital Corp.	26,880
300	Lakeland Financial Corp.	7,053
1,800	MAF Bancorp, Inc.	74,322
1,500	MainSource Financial Group, Inc.	25,455
2,525	MB Financial, Inc.	93,097
600	MBT Financial Corp.	8,904
771	Mercantile Bank Corp.	30,493
1,300	Mid-State Bancshares	35,568
1,200	Nara Bancorp, Inc.	21,948
28,256	Old National Bancorp	539,690
400	Old Second Bancorp, Inc.	11,984
20,500	Oriental Financial Group, Inc. (Puerto Rico)	244,360
3,900	Partners Trust Financial Group, Inc.	41,769
1,000	Peoples Bancorp, Inc.	29,230
1,100	Prosperity Bancshares, Inc.	37,444
18,400	Provident Bankshares Corp.	681,720
5,500	R & G Financial Corp. (Class B Stock)	40,975
17,572	Rainier Pacific Financial Group, Inc.	319,810
525	Republic Bancorp, Inc. (KY) (Class A Stock)	11,104
6,790	Republic Bancorp, Inc. (MI)	90,511
510	Royal Bancshares of Pennsylvania (Class A Stock)	13,816
200	Santander BanCorp (Puerto Rico)	3,778
300	SCBT Financial Corp.	11,220
900	Security Bank Corp.	20,349
100	Sierra Bancorp	3,125
28,887	Signature Bank	893,475
700	Simmons First National Corp. (Class A Stock)	20,307
2,700	Southwest Bancorp, Inc.	69,714
3,300	Sterling Bancshares, Inc. (TX)	66,825
36,650	Sterling Financial Corp.	1,188,559
1,800	Sterling Financial Corp. (WA)	39,582
1,400	Summit Bancshares, Inc.	39,368
24,800	Susquehanna Bancshares, Inc.	606,112
900	Taylor Capital Group, Inc.	26,595
2,310	Texas Regional Bancshares, Inc. (Class A Stock)	88,819
2,000	TierOne Corp.	67,860
900	Trico Bancshares	22,275
39,288	UMB Financial Corp.	1,436,762
3,183	Umpqua Holdings Corp.	91,034
800	United Bankshares, Inc.	29,776

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Banks (cont’d)
6,900	W Holding Co., Inc.	$40,779
4,200	West Coast Bancorp	128,268
800	WSFS Financial Corp.	49,752

		17,171,798

	Beverages —0.1%
14,000	PepsiAmericas, Inc.	298,760

	Biotechnology —0.1%
1,200	Applera Corp. - Celera Genomics Group	16,704
1,100	Bio-Rad Laboratories, Inc. (Class A Stock) *	77,803
1,300	LifeCell Corp. *	41,886
700	Myogen, Inc.	24,556
1,400	Nektar Therapeutics *	20,174

		181,123

	Broadcasting —0.1%
4,200	Cox Radio, Inc. *	64,470
2,800	Entercom Communications Corp.	70,560
800	Lin TV Corp. (Class A Stock) *	6,224

		141,254

	Building Products —1.7%
41,632	Apogee Enterprises, Inc.	633,223
50,000	Crane Co.	2,090,000
2,200	Eagle Materials, Inc.	74,096
500	Genlyte Group, Inc.	35,600
48,070	Lennox International, Inc.	1,100,803
1,400	NCI Buildings Systems, Inc.	81,438
26,100	Simpson Manufacturing Co., Inc.	705,483
2,800	Universal Forest Products, Inc.	137,340

		4,857,983

	Business Services —1.0%
23,800	Administaff, Inc.	802,060
11,578	Clean Harbors, Inc. *	504,222
700	infoUSA, Inc.	5,810
40,200	URS Corp.	1,563,378

		2,875,470

	Chemicals —4.0%
31,680	Arch Chemicals, Inc.	901,296
250	Cytec Industries, Inc.	13,897
30,710	Ferro Corp.	546,024
15,772	FMC Corp.	1,010,512
300	Georgia Gulf Corp.	8,226
5,600	H.B. Fuller Co.	131,264
6,500	Hercules, Inc.	102,505
13,000	Lubrizol Corp. (The)	594,490
65,000	Methanex Corp. (Canada)	1,582,100
600	Minerals Technologies, Inc.	32,040
600	NewMarket Corp.	34,896
163,382	Olin Corp.	2,509,548
900	OM Group, Inc. *	39,546
8,000	PolyOne Corp.	66,640
2,000	Rockwood Holdings, Inc. *	39,960
58,000	RPM International, Inc.	1,101,420
98,800	Sensient Technologies Corp.	1,933,516
2,700	Spartech Corp.	72,279
2,100	UAP Holding Corp.	44,877
21,000	Valspar Corp. (The)	558,600

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Chemicals (cont’d)
2,600	W.R. Grace & Co.	$34,476

		11,358,112

	Commercial Banks
300	PrivateBancorp, Inc.	13,716
1,700	UCBH Holdings, Inc.	29,682

		43,398

	Commercial Services —1.4%
1,875	Ace Cash Express, Inc. *	56,044
6,100	Advance America Cash Advance Centers, Inc.	87,962
1,600	Alderwoods Group, Inc.	31,728
300	Arbitron, Inc.	11,103
12,600	BearingPoint, Inc.	99,036
700	Clark, Inc.	7,889
900	Consolidated Graphics, Inc.	54,153
400	CRA International, Inc.	19,064
3,514	Dollar Thrifty Automotive Group	156,619
800	Electro Rent Corp.	13,608
2,900	Gartner, Inc.	51,011
2,000	Geo Group, Inc. (The)	84,500
3,325	Healthcare Services Group, Inc.	83,657
700	Healthspring, Inc. *	13,475
300	MAXIMUS, Inc.	7,830
600	NCO Group, Inc.	15,732
325	On Assignment, Inc.	3,188
73,600	Pharmaceutical Product Development, Inc.	2,626,784
4,900	Spherion Corp.	35,035
500	Startek, Inc.	6,235
8,900	Stewart Enterprises, Inc.	52,154
650	Strayer Education, Inc.	70,337
1,050	Team, Inc.	26,313
3,700	TeleTech Holdings, Inc.	57,831
1,600	Vertrue, Inc.	62,912
1,800	Viad Corp.	63,738
500	Volt Info Sciences, Inc.	17,775
2,475	Waste Connections, Inc. *	93,827

		3,909,540

	Commercial Services & Supplies —2.5%
26,743	Banta Corp.	1,272,967
29,500	John H. Harland Co.	1,075,275
50,000	Schawk, Inc.	911,000
58,530	School Specialty, Inc.	2,065,524
19,794	Valassis Communications, Inc.	349,364
32,604	Watson Wyatt Worldwide, Inc.	1,334,155

		7,008,285

	Communication Equipment
1,850	Dycom Industries, Inc.	39,775
3,900	Tekelec *	50,544

		90,319

	Computer Hardware —0.7%
3,100	Agilysys, Inc.	43,524
2,400	Aspen Technology, Inc. *	26,208
52,464	BISYS Group, Inc. (The)	569,759
13,000	Brocade Communications Systems, Inc.	91,780
3,800	CIBER, Inc.	25,194
2,100	Covansys Corp.	35,994
3,100	Electronics For Imaging, Inc.	70,928
4,300	Gateway, Inc.	8,127
1,500	Hutchinson Technology, Inc.	31,545
1,800	Imation Corp.	72,270

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Computer Hardware (cont’d)
400	Intergraph Corp.	$17,152
1,000	Komag, Inc.	31,960
2,000	Magma Design Automation, Inc.	18,200
10,200	McDATA Corp. (Class A Stock) *	51,306
4,300	Palm, Inc.	62,608
49,823	Perot Systems Corp. (Class A Stock)	687,059
18,800	Quantum Corp.	40,984
900	Radisys Corp.	19,125
1,400	Silcon Storage Technology, Inc.	5,768
1,700	SYKES Enterprises, Inc.	34,595
750	Talx Corp.	18,390
3,175	Tyler Technologies, Inc.	41,053

		2,003,529

	Computer Services & Software —2.6%
1,200	Altiris, Inc. *	25,308
32,803	Avocent Corp. *	988,026
800	Blackbaud, Inc.	17,592
600	Computer Programs & Systems, Inc.	19,662
1,800	Digi International, Inc. *	24,300
38,300	Global Payments, Inc.	1,685,583
2,300	Inter-Tel, Inc.	49,680
1,200	JDA Software Group, Inc.	18,504
900	Mantech International Corp.	29,709
1,075	MICROS Systems, Inc. *	52,589
86,327	Parametric Technology Corp. *	1,507,269
3,600	Per-Se Technologies, Inc.	82,008
1,300	Progress Software Corp.	33,800
700	QAD, Inc.	5,656
1,400	Quest Software, Inc. *	19,992
2,000	Reynolds & Reynolds Co. (Class A Stock)	79,020
600	SI International, Inc. *	19,188
300	SPSS, Inc. *	7,479
50,395	Sybase, Inc.	1,221,575
200	SYNNEX Corp.	4,602
33,030	Synopsys, Inc.	651,352
23,149	THQ, Inc.	675,256
3,200	webMethods, Inc. *	24,480

		7,242,630

	Computers
4,500	Mentor Graphics Corp. *	63,360

	Conglomerates —0.4%
45,208	Griffon Corp.	1,079,115

	Construction —0.7%
700	Builders Firstsource, Inc. *	10,661
800	EMCOR Group, Inc.	43,872
1,200	Granite Construction, Inc.	64,020
25,238	Insituform Technologies, Inc. (Class A Stock)	612,779
50,200	Standard Pacific Corp.	1,179,700
1,300	Washington Group International, Inc.	76,518

		1,987,550

	Construction Materials
5,475	Birch Mountain Resources Ltd. (Canada)*	19,162

	Consumer Finance
2,307	McGrath Rentcorp	59,059

	Consumer Products & Services —1.9%
16,160	American Greetings Corp. (Class A Stock)	373,619
26,315	Aptargroup, Inc.	1,338,907

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Consumer Products & Services (cont’d)
1,275	Chattem, Inc.	$44,778
22,909	CNS, Inc.	646,721
37,698	Elizabeth Arden, Inc. *	609,200
800	Ennis, Inc.	17,320
1,800	Kimball International, Inc. (Class B Stock)	34,740
23,500	Scotts Miracle-Gro Co. (Class A Stock)	1,045,515
29,346	Snap-On, Inc.	1,307,364

		5,418,164

	Consumer Services
1,900	Rent-A-Center, Inc. *	55,651

	Containers & Packaging —0.9%
18,965	Bemis Co.	623,190
1,000	Greif, Inc. (Class A Stock)	80,110
93,200	Rock-Tenn Co. (Class A Stock)	1,845,360
3,500	Silgan Holdings, Inc.	131,460

		2,680,120

	Distribution/Wholesale —0.2%
1,590	Brightpoint, Inc.	22,610
2,300	Building Material Holding Corp.	59,846
1,700	United Stationers, Inc.	79,067
7,464	WESCO International, Inc. *	433,136

		594,659

	Diversified Consumer Services
1,650	Universal Technical Institute, Inc. *	29,518

	Diversified Financial Services
2,000	CharterMac	39,920

	Diversified Financials
3,075	Financial Federal Corp.	82,410

	Diversified Telecommunication Services —0.4%
51,000	Iowa Telecommunications Services, Inc.	1,009,290

	Drugs & Healthcare —1.4%
30,700	Cooper Cos., Inc.	1,642,450
35,400	Covance, Inc.	2,349,852

		3,992,302

	Drugs & Medicine —0.3%
17,425	Barr Pharmaceuticals, Inc.	905,054

	Electric Utilities —2.7%
7,100	Avista Corp.	168,128
1,400	Black Hills Corp.	47,054
1,000	CH Energy Group, Inc.	51,470
45,100	Cleco Corp.	1,138,324
52,000	Duquesne Light Holdings, Inc.	1,022,320
4,800	El Paso Electric Co.	107,232
21,529	Idacorp, Inc.	814,011
3,325	Pike Electric Corp. *	49,543
35,450	PNM Resources, Inc.	977,357
500	UIL Holdings Corp.	18,750
5,400	Unisource Energy Corp.	179,982
105,961	Westar Energy, Inc.	2,491,143
14,508	Wisconsin Energy Corp.	625,875

		7,691,189

	Electrical Equipment —1.0%
31,909	Acuity Brands, Inc.	1,448,669

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Electrical Equipment (cont’d)
34,200	Regal-Beloit Corp.	$1,487,700

		2,936,369

	Electronic Components —0.3%
3,500	Blockbuster, Inc. (Class A Stock)	13,440
25,600	Conexant Systems, Inc. *	51,200
25,702	Empire District Electric Co. (The)	575,211
400	Kopin Corp. *	1,340
800	Park Electrochemical Corp.	25,344
700	Plexus Corp. *	13,440
900	Technitrol, Inc.	26,865

		706,840

	Electronic Equipment & Instruments
400	Global Imaging Systems, Inc.	8,828

	Electronics —3.3%
33,200	Avnet, Inc.	651,384
900	Bel Fuse, Inc. (Class B Stock)	28,881
23,262	Belden CDT, Inc.	889,306
9,250	Benchmark Electronics, Inc.	248,640
54,400	Checkpoint Systems, Inc.	898,144
38,912	Coherent, Inc.	1,348,690
3,100	CTS Corp.	42,718
300	Electro Scientific Industries, Inc.	6,180
900	Encore Wire Corp.	31,761
58,800	FLIR Systems, Inc.	1,597,008
3,150	General Cable Corp.	120,362
1,600	KEMET Corp. *	12,912
20,233	Littelfuse, Inc.	702,085
17,648	Mettler-Toledo International, Inc.	1,167,415
39,150	Paxar Corp.	782,217
237,400	Sanmina-SCI Corp.	887,876
1,800	TTM Technologies, Inc.	21,060
1,200	Watts Water Technologies, Inc. (Class A Stock)	38,112

		9,474,751

	Energy
2,600	Quantum Fuel Systems Technologies Worldwide, Inc.	5,148

	Energy Equipment
1,825	Universal Compression Holdings, Inc.	97,546

	Energy Equipment & Services —0.9%
14,000	Frontier Oil Corp.	372,120
43,783	Headwaters, Inc.	1,022,333
18,000	Holly Corp.	779,940
10,000	Tidewater, Inc.	441,900

		2,616,293

	Entertainment
900	Macrovision Corp. *	21,321

	Entertainment & Leisure —0.3%
36,663	Bally Technologies, Inc. *	645,269
600	Carmike Cinemas, Inc.	10,308
3,900	K2, Inc. *	45,747
1,400	RC2 Corp.	46,942
1,000	Steinway Musical Instruments, Inc. *	28,000

		776,266

	Environmental Services —0.6%
66,000	Allied Waste Industries, Inc.	743,820
52,935	Tetra Tech, Inc.	922,128

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Environmental Services (cont’d)
966	Waste Services, Inc. *	$8,829

		1,674,777

	Exchange Traded Funds —1.6%
32,700	iShares Russell 2000 Value Index Fund	2,409,990
29,680	iShares S&P SmallCap 600 Value Index Fund	2,072,554

		4,482,544

	Finance - Leasing
1,100	Marlin Business Services, Inc.	22,990

	Financial - Bank & Trust —0.1%
600	City Bank/Lynnwood (WA)	28,218
1,100	Downey Financial Corp.	73,194
500	Heartland Financial USA, Inc.	12,840
300	Heritage Commerce Corp.	6,942
500	Horizon Financial Corp.	14,930
400	Union Bankshares Corp. *	17,728

		153,852

	Financial Services —3.2%
2,100	Advanta Corp. (Class B Stock)	77,490
42,050	Asset Acceptance Capital Corp. *	683,312
1,625	Bank of Granite Corp.	28,486
100	Berkshire Hills Bancorp, Inc.	3,559
1,100	Calamos Asset Management, Inc.	32,252
600	Camden National Corp.	24,120
800	CompuCredit Corp.	24,168
1,200	Deluxe Corp.	20,520
1,471	Dollar Financial Corp. *	32,097
2,900	Doral Financial Corp.	19,111
39,400	Eaton Vance Corp.	1,137,084
300	eSpeed, Inc. (Class A Stock)	2,760
300	Farmers Capital Bank Corp.	10,161
400	Federal Agricultural Mortgage Corp. (Class C Stock)	10,588
1,150	First Cash Financial Services, Inc. *	23,679
900	First Communtiy Banshares	30,033
600	First Regional Bancorp	20,442
990	First Source Corp.	29,225
400	Greene County Bancshares, Inc.	14,624
100	Greenhill & Co, Inc.	6,702
1,000	Intervest Bancshares Corp.	43,560
71,800	Jefferies Group, Inc.	2,046,300
5,800	Knight Trading Group, Inc. (Class A Stock)	105,560
3,100	Labranche & Co., Inc.	32,147
1,000	MoneyGram International, Inc.	29,060
1,300	National City Bancshares	32,864
1,648	National Penn Bancshares, Inc.	32,334
2,400	Ocwen Financial Corp.	35,760
34,100	Pacific Capital Bancorp	919,677
500	Piper Jaffray Cos.	30,310
53,175	Raymond James Financial, Inc.	1,554,837
1,200	Renasant Corp.	33,684
33,577	South Financial Group, Inc. (The)	874,009
4,200	Student Loan Corp. (The)	807,156
2,600	United Community Financial Corp.	32,032

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Financial Services (cont’d)
3,300	World Acceptance Corp.	$145,134

		8,984,837

	Food & Drug Retailers
1,900	Perrigo Co.	32,243

	Food & Staples Retailing —0.2%
30,426	Casey’s General Stores, Inc.	677,587

	Food - Wholesale
3,500	NBTY, Inc. *	102,445

	Food Products —2.9%
42,600	Chiquita Brands International, Inc.	569,988
56,674	Corn Products International, Inc.	1,844,172
1,200	Flowers Foods, Inc.	32,256
55,000	Fresh Del Monte Produce, Inc. (Cayman Islands)	956,450
800	J & J Snack Foods Corp.	24,880
29,338	J.M. Smucker Co. (The)	1,406,757
700	Nash Finch Co.	16,471
65,000	Pilgrim’s Pride Corp.	1,777,750
15,831	Ralcorp Holdings, Inc.	763,529
32,800	Ruddick Corp.	853,784

		8,246,037

	Foods —0.2%
19,361	Performance Food Group Co.	543,850
400	Premium Standard Farms, Inc.	7,620
1,300	Reddy Ice Holdings, Inc.	31,460
4,300	Spartan Stores, Inc.	72,670

		655,600

	Furniture
2,000	Sealy Corp.	26,120

	Gas & Pipeline Utilities —4.8%
30,689	AGL Resources, Inc.	1,120,149
16,224	Atlas America, Inc.	692,440
32,000	Atmos Energy Corp.	913,600
83,416	Cascade Natural Gas Corp.	2,176,324
11,000	Energen Corp.	460,570
4,500	National Fuel Gas Co.	163,575
31,000	Peoples Energy Corp.	1,260,150
49,900	Southwest Gas Corp.	1,662,668
58,298	Swift Energy Co.	2,438,022
7,000	UGI Corp.	171,150
23,305	W-H Energy Services, Inc.	966,458
54,662	WGL Holdings, Inc.	1,713,107

		13,738,213

	Healthcare Equipment & Supplies —0.7%
35,000	Arrow International, Inc.	1,113,350
4,500	Hillenbrand Industries, Inc.	256,410
23,300	Invacare Corp.	548,016
400	Molecular Devices Corp. *	7,396

		1,925,172

	Healthcare Products & Services
300	ICU Medical, Inc. *	13,644

	Healthcare Providers & Services —2.2%
1,800	Alliance Imaging, Inc.	14,058
575	Amedisys, Inc. *	22,810
48,900	AMERIGROUP Corp.	1,444,995
100	AMN Healthcare Services, Inc. *	2,375

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Healthcare Providers & Services (cont’d)
800	Apria Healthcare Group, Inc. *	$15,792
1,000	Gentiva Health Services, Inc.	16,440
1,800	Kindred Healthcare, Inc.	53,514
1,500	Magellan Health Services, Inc.	63,900
6,282	National Dentex Corp.	123,441
47,986	Owens & Minor, Inc.	1,578,260
36,998	Res-Care, Inc.	743,290
40,500	Sunrise Senior Living, Inc.	1,209,735
10,200	Triad Hospitals, Inc.	449,106
7,268	Universal Health Services, Inc. (Class B Stock)	435,571

		6,173,287

	Healthcare Services —0.8%
37,900	Centene Corp. *	623,076
100	Genesis HealthCare Corp. *	4,763
28,900	Healthways, Inc. *	1,288,940
2,425	LHC Group, Inc. *	54,126
500	Molina Healthcare, Inc. *	17,680
3,825	Pediatrix Medical Group, Inc.	174,420

		2,163,005

	Home Builders —0.8%
33,900	Hovnanian Enterprises, Inc. (Class A Stock)	994,626
1,300	Levitt Corp. (Class A Stock)	15,288
26,100	Meritage Homes Corp.	1,086,021
1,100	WCI Communities, Inc.	19,184

		2,115,119

	Hotels, Restaurants & Leisure —1.2%
300	Ameristar Casinos, Inc.	6,513
22,072	Applebee’s International, Inc.	474,769
900	Aztar Corp.	47,709
200	Bob Evans Farms, Inc.	6,056
34,540	Brinker International, Inc.	1,384,708
2,700	Jack in the Box, Inc.	140,886
1,200	Papa John’s International, Inc.	43,332
500	Ryan’s Restaurant Group, Inc.	7,935
51,375	Sonic Corp.	1,161,589

		3,273,497

	Household Durables —1.3%
24,500	Ethan Allen Interiors, Inc.	849,170
2,600	Furniture Brands International, Inc.	49,504
19,600	Harman International Industries, Inc.	1,635,424
12,700	Lancaster Colony Corp.	568,452
5,000	M.D.C. Holdings, Inc.	232,250
13,675	M/I Homes, Inc.	483,411

		3,818,211

	Household Products —0.1%
1,200	Spectrum Brands, Inc. *	10,128
10,000	Tupperware Corp.	194,600

		204,728

	Industrial Conglomerates —0.2%
9,500	Teleflex, Inc.	528,580

	Industrial Products —2.4%
32,192	CIRCOR International, Inc.	983,465
97,018	Flanders Corp. *	830,474
56,845	Interface, Inc.	732,164
68,852	Kaydon Corp.	2,548,901
4,000	Myers Industries, Inc.	68,000
2,600	NN, Inc.	30,758
24,590	Robbins & Myers, Inc.	760,323

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Industrial Products (cont’d)
20,910	Unifirst Corp.	$653,228
2,400	Valmont Industries, Inc.	125,400

		6,732,713

	Insurance —5.6%
600	Amercan Physicians Capital, Inc.	29,028
51,363	American Equity Investment Life Holding Co.	630,224
4,000	American Financial Group, Inc.	187,720
9,000	AmerUs Group Co.	612,090
2,600	Argonaut Group, Inc.	80,678
24,540	Commerce Group, Inc. (The)	737,427
59,625	Delphi Financial Group, Inc. (Class A Stock)	2,377,845
1,100	Direct General Corp.	14,806
1,000	Harleysville Group, Inc.	34,990
20,325	Hilb, Rogal & Hobbs Co.	866,861
42,472	Horace Mann Educators Corp.	816,737
7,900	Infinity Property & Casual Corp.	324,927
15,300	LandAmerica Financial Group, Inc.	1,006,587
1,100	Navigators Group, Inc.	52,811
1,100	Odyssey Re Holdings Corp.	37,158
2,400	Ohio Casualty Corp.	62,088
48,301	Philadelphia Consolidated Holding Corp.	1,921,414
1,100	Phoenix Cos., Inc. (The)	15,400
38,043	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,172,866
9,900	PMA Capital Corp. (Class A Stock)	87,318
16,530	PMI Group, Inc. (The)	724,179
26,932	ProAssurance Corp.	1,327,209
12,600	Protective Life Corp.	576,450
300	RLI Corp.	15,237
2,400	Safety Insurance Group, Inc.	116,784
1,700	Selective Insurance Group	89,437
37,100	State Auto Financial Corp.	1,133,405
2,300	Stewart Information Services Corp.	79,971
22,250	United Fire & Casualty Co.	696,425
4,400	Zenith National Insurance Corp.	175,516

		16,003,588

	Internet
4,400	Ariba, Inc. *	32,956
3,200	Interwoven, Inc. *	35,296
900	Stellent, Inc. *	9,756

		78,008

	Internet Services —0.1%
3,100	FTD Group, Inc. *	47,895
300	Internet Security Systems, Inc.	8,328
1,900	Ipass, Inc.	8,892
1,300	ProQuest Co.	16,926
400	Redback Networks, Inc.	5,552
2,600	SonicWall, Inc. *	28,392
1,900	TIBCO Software, Inc. *	17,062
7,100	United Online, Inc.	86,478

		219,525

	Internet Software & Services
2,100	Vignette, Corp.	28,434

	Investment Companies
2,700	MCG Capital Corp.	44,091

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Investment Companies (cont’d)
1,700	Medallion Financial Corp.	$18,751

		62,842

	Leisure
3,000	Jakks Pacific, Inc.	53,490

	Machinery —3.8%
1,925	Actuant Corp. (Class A Stock)	96,443
36,000	Albany International Corp. (Class A Stock)	1,145,520
8,750	Applied Industrial Technologies, Inc.	213,500
500	Astec Industries, Inc.	12,625
84,000	Barnes Group, Inc.	1,475,040
45,075	Briggs & Stratton Corp.	1,241,816
35,050	Bucyrus International, Inc. (Class A Stock)	1,486,821
900	Cascade Corp.	41,085
600	Gehl Co. *	16,068
1,925	Gibraltar Industries, Inc.	42,697
925	IDEX Corp.	39,821
4,462	Jacuzzi Brands, Inc. *	44,575
39,111	Kadant, Inc.	960,566
26,000	Kennametal, Inc.	1,472,900
15,000	Lincoln Electric Holdings, Inc.	816,750
36,500	Mueller Industries, Inc.	1,283,705
400	NACCO Industries, Inc. (Class A Stock)	54,364
1,225	Nordson Corp.	48,829
900	Sauer-Danfoss, Inc.	21,582
2,000	Smith A.O. Corp.	78,860
700	Tecumseh Products Co. (Class A Stock)	10,647
1,000	Tennant Co.	24,340
3,500	Wabtec Corp.	94,955

		10,723,509

	Manufacturing —1.2%
600	Ameron International Corp.	39,864
600	Ceradyne, Inc. *	24,654
1,300	EnPro Industries, Inc. *	39,078
54,833	Federal Signal Corp.	836,203
14,100	Harsco Corp.	1,094,865
77,000	Hexel Corp. *	1,089,550
13,000	Winnebago Industries, Inc.	407,940

		3,532,154

	Marine
2,085	Arlington Tankers Ltd.	47,038

	Media —0.8%
35,441	Belo Corp. (Class A Stock)	560,322
23,400	Charter Communications, Inc. (Class A Stock)	35,568
15,281	Courier Corp.	567,537
104,100	Journal Register Co.	590,247
6,700	Lee Enterprises, Inc.	169,108
3,600	Lodgenet Entertainment Corp.	67,968
600	Media General, Inc. (Class A Stock)	22,632
10,300	Radio One, Inc. (Class D Stock) *	64,375
2,300	Scholastic Corp.	71,645
600	Sinclair Broadcast Group, Inc. (Class A Stock)	4,710
3,700	Westwood One, Inc.	26,196

		2,180,308

	Medical Products
100	Martek Bioscience Corp. *	2,151

	Medical Supplies & Equipment —0.3%
700	Adams Respiratory Therapeutics, Inc. *	25,613
1,300	Advanced Energy Industries, Inc. *	22,152

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Medical Supplies & Equipment (cont’d)
500	Biosite, Inc. *	$23,115
900	Conmed Corp.	18,999
500	Greatbatch, Inc. *	11,310
1,500	HealthTronics Surgical, Inc.	9,255
800	LCA-Vision, Inc.	33,048
1,275	Medical Action Industries, Inc. *	34,285
11,704	Orthofix International N.V.	532,181
2,900	PSS World Medical, Inc.	57,971
1,000	STERIS Corp.	24,060
100	SurModics, Inc.	3,512
600	Viasys Healthcare, Inc.	16,344

		811,845

	Metals & Mining —2.3%
30,000	Agnico-Eagle Mines Ltd. (Canada)	933,900
2,800	Chaparral Steel Co.	95,368
19,200	Cleveland-Cliffs, Inc.	731,712
34,600	Commercial Metals Co.	703,418
58,000	Massey Energy Co.	1,214,520
1,000	NS Group, Inc.	64,550
700	Oregon Steel Mills, Inc.	34,209
46,000	Quanex Corp.	1,396,100
600	Ryerson, Inc.	13,134
800	Schnitzer Steel Industries, Inc. (Class A Stock)	25,232
1,500	Steel Dynamics, Inc.	75,675
41,700	Timken Co.	1,241,826
4,600	Usec, Inc.	44,344

		6,573,988

	Multi-Utilities —0.3%
33,000	Vectren Corp.	886,050

	Office Equipment
6,000	IKON Office Solutions, Inc.	80,640

	Oil & Gas —0.4%
31,200	St. Mary Land & Exploration Co.	1,145,352

	Oil & Gas Exploration/Production —1.4%
81,950	Cabot Oil & Gas Corp.	3,927,863

	Oil, Gas & Consumable Fuels —2.8%
700	Alon USA Energy, Inc.	20,643
1,625	Arena Resources, Inc. *	52,195
34,596	Berry Petroleum Co. (Class A Stock)	974,223
1,300	Bois d’Arc Energy, Inc. *	19,890
800	Callon Petroleum Co. *	10,848
1,500	Comstock Resources, Inc.	40,725
1,700	Energy Partners Ltd.	41,905
500	Giant Industries, Inc.	40,600
2,625	Gulfport Energy Corp. *	30,424
1,300	Hanover Compressor Co.	23,686
2,800	Harvest Natural Resources, Inc.	28,980
174	Helix Energy Solutions Group, Inc. *	5,812
25,900	Houston Exploration Co. (The)	1,428,385
2,800	Laclede Group, Inc. (The)	89,824
800	Lone Star Technologies, Inc.	38,704
900	Maverick Tube Corp. *	58,347
3,000	New Jersey Resources Corp.	147,900
2,400	Nicor, Inc.	102,624
1,700	Northwest Natural Gas Co.	66,776
50,168	Oceaneering International, Inc.	1,545,174
3,075	Oil States International, Inc.	84,563
30,600	Oneok, Inc.	1,156,374

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels (cont’d)
2,200	Petrohawk Energy Corp.	$22,836
31,500	Range Resources Corp.	795,060
1,725	Rosetta Resources, Inc. *	29,618
1,000	RPC, Inc.	18,320
4,500	South Jersey Industries, Inc.	134,595
1,800	Stone Energy Corp.	72,864
4,000	Trico Marine Services, Inc. *	135,000
1,700	Union Drilling, Inc.	18,700
1,500	Veritas DGC, Inc.	98,730
7,400	W&T Offshore, Inc.	216,154
9,800	Western Refining, Inc.	227,752
6,300	World Fuel Services Corp.	254,835

		8,033,066

	Paper & Forest Products —0.4%
26,783	Neenah Paper, Inc.	916,782
1,700	P.H. Glatfelter Co.	23,035
13,240	Schweitzer-Mauduit International, Inc.	251,295

		1,191,112

	Personell Services
2,100	Romac International, Inc.	25,053

	Pharmaceuticals —0.1%
1,300	Adolor Corp.	18,031
1,500	Alpharma, Inc. (Class A Stock)	35,085
900	Atherogenics, Inc.	11,853
3,400	Avanir Pharmaceuticals (Class A Stock) *	23,528
1,200	Cubist Pharmaceuticals, Inc. *	26,088
3,500	Cypress Bioscience, Inc.	25,550
900	Prestige Brands Holdings, Inc. *	10,026
1,000	Progenics Pharmaceuticals, Inc. *	23,460
900	Renovis, Inc. *	12,384
400	United Therapeutics Corp.	21,016
1,000	Valeant Pharmaceuticals International	19,780

		226,801

	Real Estate —0.8%
15,900	First Industrial Realty Trust, Inc.	699,600
10,000	Healthcare Realty Trust, Inc.	384,100
2,200	Housevalues, Inc.	12,848
34,000	HRPT Properties Trust	406,300
22,213	Potlatch Corp.	824,102

		2,326,950

	Real Estate Investment Trust - Hotels
2,900	Hersha Hospitality Trust	27,840

	Real Estate Investment Trust - Office Industrial
2,800	BioMed Realty Trust, Inc.	84,952
700	Columbia Equity Trust, Inc.	11,655

		96,607

	Real Estate Investment Trust - Other REIT —0.1%
800	OMEGA Healthcare Investors, Inc. *	12,008
11,300	Spirit Finance Corp. *	131,193

		143,201

	Real Estate Investment Trusts —3.6%
4,300	American Home Mortgage Investment Corp.	149,941
9,800	Anthracite Capital, Inc.	126,028
20,370	Arbor Realty Trust, Inc.	520,657
6,900	Ashford Hospitality Trust	82,317
800	Capital Trust, Inc. (Class A Stock)	32,584
58,962	Education Realty Trust, Inc.	870,279

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Real Estate Investment Trusts (cont’d)
3,900	Equity Inns, Inc.	$62,088
71,342	Equity One, Inc.	1,710,068
900	Extra Space Storage, Inc.	15,579
14,200	FelCor Lodging Trust, Inc.	284,710
2,800	First Potomac Realty Trust	84,616
2,100	Glenborough Realty Trust, Inc.	54,033
3,300	Government Properties Trust, Inc.	29,766
2,613	Highland Hospitality Corp.	37,444
4,000	IMPAC Mortgage Holdings, Inc.	37,480
63,447	Innkeepers USA Trust	1,033,552
1,900	Kilroy Reality Corp.	143,146
1,800	LaSalle Hotel Properties	78,012
10,800	Lexington Corporate Properties Trust	228,744
2,200	LTC Properties, Inc.	53,350
1,300	Maguire Properties, Inc.	52,962
8,975	MFA Mortgage Investments, Inc.	66,864
3,700	Mid-America Apartment Communities, Inc.	226,514
1,700	National Health Investors, Inc.	48,161
31,100	Nationwide Health Properties, Inc.	831,614
6,000	New Plan Excel Realty Trust	162,300
1,100	Parkway Properties, Inc.	51,139
4,900	Pennsylvania Real Estate Investment Trust	208,593
2,900	Post Properties, Inc.	137,808
3,900	RAIT Investment Trust	112,515
1,025	Redwood Trust, Inc.	51,629
2,400	Saul Centers, Inc.	108,000
5,200	Senior Housing Properties Trust	110,968
14,800	SL Green Realty Corp.	1,653,160
4,800	Sunstone Hotel Investors, Inc.	142,656
51,255	Winston Hotels, Inc.	631,462

		10,230,739

	Registered Investment Companies
6,189	Technology Investment Capital Corp.	90,545

	Restaurants
3,924	Triarc Cos., Inc. (Class B Stock)	59,331

	Retail —1.4%
5,400	Asbury Automotive Group, Inc.	111,240
600	Build-A-Bear Workshop, Inc.	13,662
4,400	Cash America International, Inc.	171,952
16,200	Charming Shoppes, Inc.	231,336
39,557	CSK Auto Corp.	557,754
900	Genesco, Inc.	31,023
1,500	Group 1 Automotive	74,850
1,200	Insight Enterprises, Inc.	24,732
6,100	Lithia Motors, Inc. (Class A Stock)	150,792
12,348	Men’s Wearhouse, Inc. (The)	459,469
900	Movado Group, Inc.	22,878
500	Pantry, Inc.	28,185
32,241	Regis Corp.	1,155,840
2,100	Smart & Final, Inc.	35,847
1,100	Sonic Automotive, Inc.	25,399
3,225	Stage Stores, Inc.	94,621
48,000	Stein Mart, Inc.	730,080
2,400	Systemax, Inc.	38,448

		3,958,108

	Retail & Merchandising —0.6%
2,500	Big Lots, Inc. *	49,525
200	Bon-Ton Stores, Inc. (The)	5,948
400	Deckers Outdoor Corp.	18,928
35,094	Finish Line, Inc. (The)	442,886

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Retail & Merchandising (cont’d)
1,050	Guitar Center, Inc. *	$46,914
44,127	Hot Topic, Inc. *	491,575
1,200	Landry’s Restaurants, Inc.	36,180
24,628	Pacific Sunwear of California, Inc.	371,390
2,100	Retail Ventures, Inc.	32,361
600	Shoe Carnival, Inc.	15,132
2,000	Tween Brands, Inc.	75,200
500	Yankee Candle Co., Inc. (The)	14,635

		1,600,674

	Retail - Restaurants
4,100	Domino’s Pizza, Inc.	105,165

	Retail Apparel
1,300	Dress Barn, Inc.	28,366
1,000	Kenneth Cole Productions, Inc. (Class A Stock)	24,370
2,200	Payless ShoeSource, Inc. *	54,780

		107,516

	Road & Rail —1.1%
33,900	Arkansas Best Corp.	1,458,717
95,500	Werner Enterprises, Inc.	1,786,805

		3,245,522

	Semiconductors —0.4%
1,100	Actel Corp.	17,105
1,200	AMIS Holdings, Inc.	11,388
4,200	Amkor Technology, Inc.	21,672
8,400	Applied Micro Circuits, Corp.	24,276
4,500	Asyst Technologies Corp.	30,420
1,575	ATMI, Inc. *	45,785
4,000	Axcelis Technologies, Inc.	28,240
3,800	Brooks Automation, Inc. *	49,590
2,800	Cirrus Logic, Inc.	20,412
1,200	Cohu, Inc.	21,396
2,400	Credence System Corp.	6,840
1,000	DSP Group, Inc.	22,850
1,000	Emulex Corp.	18,170
4,958	Entegris, Inc.	54,092
700	Genesis Microchip, Inc. *	8,239
2,100	Kulicke & Soffa Industries, Inc.	18,564
3,100	Lattice Semiconductor Corp.	21,142
5,600	LTX Corp. *	28,056
2,200	MKS Instruments, Inc.	44,682
3,500	ON Semiconductor Corp.	20,580
600	Pericom Semiconductor Corp. *	5,850
1,500	Photronics, Inc.	21,195
48,286	Richardson Electronics Ltd.	436,023
2,600	Skyworks Solutions, Inc.	13,494
1,200	Standard Microsystems Corp.	34,104
1,300	Zoran Corp. *	20,904

		1,045,069

	Software
1,600	CSG Systems International, Inc. *	42,288
3,700	Lawson Software, Inc. *	26,825

		69,113

	Specialty Retail —1.2%
33,325	Aaron Rents, Inc.	765,809
30,132	Claire’s Stores, Inc.	878,649
900	Monro Muffler Brake, Inc. *	30,609

THE TARGET PORTFOLIO TRUST

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Specialty Retail (cont’d)
72,625	United Auto Group, Inc.	$1,699,425

		3,374,492

	Telecommunications —1.6%
4,700	Adaptec, Inc.	20,727
63,904	Aeroflex, Inc.	656,933
1,400	Anixter International, Inc.	79,058
23,933	Arris Group, Inc.	274,272
18,999	Black Box Corp.	739,441
3,500	Broadwing Corp.	44,170
600	C-COR, Inc.	5,148
2,200	Centennial Communications Corp.	11,726
26,000	Cincinnati Bell, Inc.	125,320
15,361	Commonwealth Telephone Enterprises, Inc.	633,334
2,300	CommScope, Inc.	75,578
3,900	CT Communications, Inc.	84,708
1,200	Diteck Networks, Inc. *	9,252
4,900	Dobson Communications Corp. (Class A Stock)	34,398
2,700	Finisar Corp. *	9,801
1,900	Foundry Networks, Inc. *	24,985
1,800	General Communication, Inc. (Class A Stock)	22,302
1,900	Hypercom Corp. *	12,882
1,300	Lightbridge, Inc. *	15,236
2,300	MasTec, Inc. *	25,461
2,000	MRV Communications, Inc.	5,520
2,600	Newport Corp.	42,380
900	North Pittsburgh Systems, Inc.	22,653
3,100	Optical Communication Products, Inc. *	6,107
21,071	Plantronics, Inc.	369,375
1,100	Polycom, Inc. *	26,983
90,903	Powerwave Technologies, Inc.	690,863
11,900	Premiere Global Services, Inc.	103,292
8,300	RF Micro Devices, Inc.	62,914
1,000	SafeNet, Inc.	18,190
600	SureWest Communications	11,682
3,400	Sycamore Networks, Inc.	12,852
1,900	Talk America Holdings, Inc.	18,050
600	Time Warner Telecom, Inc. (Class A Stock)	11,406
1,600	Utstarcom, Inc.	14,192
16,600	Windstream Corp.	218,954

		4,540,145

	Textiles & Apparel —1.6%
39,450	Brown Shoe Co., Inc.	1,413,888
30,000	Kellwood Co.	864,900
200	Oxford Industries, Inc.	8,582
500	Perry Ellis International, Inc.	15,440
48,700	Phillips-Van Heusen Corp.	2,034,199
3,000	Quiksilver, Inc.	36,450
2,500	Skechers USA, Inc. (Class A Stock)	58,775

		4,432,234

	Thrifts & Mortgage Finance —0.9%
21,200	Accredited Home Lenders Holding Co.	761,928
24,500	Astoria Financial Corp.	755,090
33,200	Fremont General Corp.	464,468
29,540	Washington Federal, Inc.	662,878

		2,644,364

	Tobacco —0.5%
6,200	Alliance One International, Inc.	25,420
5,000	Loews Corp. - Carolina Group	276,950

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Tobacco (cont’d)
28,100	Universal Corp.	$1,026,493

		1,328,863

	Trading Companies & Distributors —0.4%
21,585	Watsco, Inc.	993,126

	Transportation —1.0%
1,115	Amerco, Inc.	82,677
900	Bristow Group, Inc. *	30,960
4,000	Frontline Ltd. (Bermuda)	154,040
30,000	General Maritime Corp. (Marshall Islands)	1,097,400
5,412	Genesee & Wyoming, Inc. (Class A Stock)	125,667
600	Greenbrier Cos., Inc.	17,406
38,515	Kansas City Southern	1,051,845
900	Landstar System, Inc. *	38,430
3,500	RailAmerica, Inc.	38,220
600	Saia, Inc.	19,560
3,500	SIRVA, Inc.	9,310
4,000	Teekay Shipping Corp. (Marshall Islands)	164,440
400	U.S. Xpress Enterprises, Inc. (Class A Stock)	9,260

		2,839,215

	Water Utilities
600	American States Water Co.	22,950
600	California Water Service Group	22,158
400	SJW Corp.	11,964

		57,072

	Total Long-Term Investments (cost $232,253,243)	276,544,904

PRINCIPAL AMOUNT (000)#
	SHORT-TERM INVESTMENTS —4.0%

	U.S. Treasury Obligation
$45	U.S. Treasury Notes (cost $44,853) 2.875% 11/30/2006	44,849

SHARES
	Affiliated Money Market Mutual Fund —4.0%
11,423,933	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,423,933) (w)	11,423,933

	Total Short-Term Investments (cost $11,468,786)	11,468,782

	Total Investments—101.1% (cost $243,722,029)(p)	288,013,686
	Liabilities in Excess of Other Assets(x) —(1.1)%	(3,133,504)

	Net Assets —100%	$284,880,182

*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $245,530,946; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,482,740(gross unrealized appreciation - $54,774,332; gross unrealized depreciation - $12,291,592). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
3	Russell 2000	Dec. 2006	$1,098,150	$1,077,825	$20,325

THE TARGET PORTFOLIO TRUST

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.2%

	Common Stocks
	Australia —1.7%
59,700	AWB Ltd.	$145,497
146,000	Bluescope Steel Ltd.	705,114
44,900	Commonwealth Bank of Australia	1,530,979
278,900	Qantas Airways Ltd.	812,750
56,600	Santos Ltd.	472,039
238,000	Telestra Corp. Ltd.	658,086

		4,324,465

	Austria —0.4%
17,200	Boehler-Uddeholm AG *	967,515

	Belgium —0.8%
10,300	Dexia	266,835
43,200	Fortis	1,753,506

		2,020,341

	Brazil —0.7%
43,700	Empresa Brasileira de Aeronautica SA, ADR	1,716,099

	Canada —3.4%
56,600	Canadian Natural Resources Ltd.	2,579,471
70,500	Rogers Communications, Inc. (Class B Stock)	3,860,076
67,400	Shaw Communications, Inc. (Class B Stock)	2,018,232

		8,457,779

	China —2.3%
2,221,800	Bank of China Ltd.	955,380
72,500	China Merchants Bank	102,180
746,400	China Merchants Holdings International Co. Ltd.	2,189,193
1,556,400	China Overseas Land and Investment	1,200,665
2,175,593	China Petroleum & Chemical Corp.	1,351,604

		5,799,022

	Denmark —1.4%
21,000	Danske Bank SA	825,914
34,708	Novo Nordisk SA (Class B Stock)	2,579,555

		3,405,469

	Finland —0.6%
34,300	Rautaruukki OYJ	985,145
32,700	Stora Enso OYJ	495,926

		1,481,071

	France —9.9%
12,375	Air Liquide	2,524,870
320	Arkema	15,099
23,900	BNP Paribas	2,571,506
51,000	Carrefour SA	3,222,543
4,200	Ciments Francais *	666,261
10,200	CNP Assurances	989,462
16,000	Compagnie Generale des Establissements Michelin (Class B Stock)	1,172,696
32,000	Credit Agricole SA	1,405,612
86,900	France Tele SA	1,994,509
62,400	JC Decaux SA *	1,687,770
27,611	LVMH Moet Hennessy Louis Vuitton	2,844,744
3,100	Natexis Banques Populaires *	858,523
15,000	PSA Peugeot Citroen SA	845,855
11,300	Rallye SA	534,472
8,200	Renault SA *	940,503
5,900	Schneider Electric SA	658,000
4,700	Societe Generale	747,962

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	France (cont’d)
12,800	Total SA	$839,959

		24,520,346

	Germany —6.9%
53,746	Adidas AG	2,528,470
24,500	BASF AG	1,961,901
17,900	Deutsche Bank AG *	2,159,957
17,800	Deutsche Boerse AG *	2,676,963
33,086	Fraport AG	2,276,469
17,900	MAN AG *	1,514,876
1,200	Salzgitter AG *	112,771
9,300	SAP AG	1,844,410
45,400	ThyssenKrup AG	1,529,625
31,100	TUI AG	642,026

		17,247,468

	Greece —0.8%
56,135	OPAP SA	1,886,328

	Hong Kong —1.6%
1,150,400	Chaoda Modern Agriculture Holdings Ltd. *	704,359
200,000	Citic Pacific Ltd.	616,123
288,000	Hong Kong Exchanges and Clearing Ltd.	2,101,596
159,280	Orient Overseas International Ltd. *	648,107

		4,070,185

	Ireland —0.3%
31,300	Irish Life & Permanent PLC	784,276

	Israel —2.3%
85,900	Amdocs Ltd. *	3,401,640
66,200	Teva Pharmaceutical Industries Ltd., ADR	2,256,758

		5,658,398

	Italy —2.5%
42,700	Benetton Group SpA	734,760
158,800	Eni SpA	4,705,946
7,500	IFIL - Investments SpA	50,690
36,100	San Paolo - IMI SpA	762,183

		6,253,579

	Japan —19.3%
4,650	Aiful Corp.	179,898
30,300	Alpine Electronics, Inc.	424,777
37,000	Alps Electric Co. Ltd.	386,523
31,700	Asahi Breweries Ltd.	462,116
92,000	Asahi Kasei Corp.	588,800
140,800	Bank of Fukuoka Ltd. (The) *	1,033,427
250,476	Bank of Yokohama Ltd. (The)	1,972,002
64,000	Capcom Co. Ltd.	929,727
178,000	Cosmo Oil Co. Ltd.	733,850
53,000	Daiwa Securities Group, Inc.	618,277
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	562,201
15,300	Fanuc Ltd.	1,194,210
27,000	Fuji Heavy Industries Ltd.	153,600
102,000	Hitachi Ltd.	594,946
30,100	Hokkaido Electric Power Co., Inc.	730,044
71,300	Hokuetsu Paper Mills Ltd.	432,780
48,200	Honda Motor Co. Ltd.	1,619,928
38,000	Hosiden Corp.	442,328
17,900	JS Group Corp.	374,290
94,700	Kaken Pharmaceutical Co. Ltd.	644,561
35,000	Kansai Electric Power Co., Inc. (The)	807,407
105,300	Komatsu Ltd.	1,818,514
190,800	Kurabo Industries Ltd.	518,491

THE TARGET PORTFOLIO TRUST

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Japan (cont’d)
23,600	Kyushu Electric Power Co., Inc.	$557,410
187,000	Marubeni Corp.	930,844
35,500	Millea Holdings, Inc.	1,238,180
135,500	Mitsubishi Chemical Holdings Corp.	848,847
130,000	Nippon Oil Corp.	957,460
200	Nippon Paper Group, Inc.	724,656
270	Nippon Telegraph and Telephone Corp.	1,325,714
25,400	Nipro Corp.	463,382
115,100	Nissan Motor Co. Ltd.	1,289,120
43,600	Nomura Holdings, Inc.	767,729
125,200	NSK Ltd.	1,056,714
900	NTT Docomo, Inc.	1,386,667
103,000	Oji Paper Co. Ltd.	564,157
11,600	Ono Pharmaceutical Co. Ltd.	516,538
269,800	Osaka Gas Co. Ltd.	941,017
66,100	Rengo Co. Ltd.	439,827
35,300	Ricoh Co. Ltd.	702,265
18,400	Sanyo Electric Credit Co. Ltd.	326,332
27,500	Secom Co. Ltd.	1,361,905
128,600	Sharp Corp.	2,204,571
103,200	Shiseido Co. Ltd.	2,061,816
12,100	Takefuji Corp.	555,192
82,000	Tanabe Seiyaku Co. Ltd.	1,027,386
24,600	Tohoku Electric Power Co., Inc.	538,336
562,900	Tokyo Gas Co. Ltd.	2,821,052
45,000	Toppan Printing Co. Ltd.	499,048
87,500	Toyota Motor Corp.	4,755,556

		48,084,418

	Korea —2.9%
31,470	Hyundai Motor Co.	2,693,865
2,915	Samsung Electronics Co. Ltd.	2,045,506
53,860	Shinhan Financial Group Co. Ltd. *	2,427,613

		7,166,984

	Mexico —2.5%
92,500	America Movil SA de CV, Series L, ADR	3,641,725
730,000	Wal-Mart de Mexico SA de CV	2,483,355

		6,125,080

	Netherlands —3.1%
40,259	ABN AMRO Holding NV	1,174,163
59,700	ING Groep NV, ADR	2,626,131
84,200	Koninklijke (Royal) KPN NV	1,074,108
41,600	Royal Dutch Shell (Class A Stock)	1,369,944
22,000	Schlumberger Ltd.	1,364,660

		7,609,006

	Norway —0.5%
52,500	Norsk Hydro, ASA	1,172,414

	Portugal —0.3%
151,000	Energias de Portugal SA *	654,848

	Russia —0.6%
19,900	LUKOIL, ADR	1,516,380

	Singapore —0.4%
432,400	MobileOne Ltd. *	574,446

THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE
	Singapore (cont’d)
281,000	Neptune Orient Lines Ltd.	$359,156

		933,602

	South Africa —1.0%
130,028	SABmiller PLC	2,429,702

	Spain —2.1%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,363,063
60,300	Banco Santander Central Hispano SA	953,502
42,800	Endesa SA	1,820,849
37,600	Repsol YPF SA	1,119,022

		5,256,436

	Sweden —1.1%
34,200	Electrolux AB, Series B	555,365
34,200	Husqvarna AB (Class B Shares)	402,523
146,400	Nordea Bank AB	1,917,865

		2,875,753

	Switzerland —9.2%
17,300	Credit Suisse Group *	1,000,964
2,000	Georg Fischer AG *	937,263
2,200	Givaudan SA	1,761,126
55,450	Novartis AG	3,237,115
1,900	Rieter Holdings AG	818,225
22,200	Roche Holding AG	3,838,330
35,800	Swiss Re	2,739,862
3,400	Swisscom AG	1,131,792
3,800	Syngenta AG	573,138
76,700	UBS AG	4,588,076
3,300	Verwaltungs und Privat Bank AG *	786,437
5,900	Zurich Financial Services AG *	1,449,698

		22,862,026

	United Kingdom —20.6%
30,000	Alliance & Leicester PLC	610,010
13,100	AstraZeneca PLC	818,735
115,800	Aviva PLC	1,697,680
363,600	Barclays PLC	4,588,485
147,200	BP PLC	1,604,044
137,900	Bradford & Bingley PLC	1,221,268
453,600	BT Group PLC	2,276,111
123,700	Cadbury Schweppes PLC	1,316,697
15,300	Carnival PLC	731,927
48,200	Dairy Crest Group PLC *	530,652
285,600	DSG International PLC	1,171,084
185,400	GKN PLC *	997,138
84,700	GlaxoSmithKline PLC	2,255,114
101,700	Hanson PLC	1,472,878
128,000	HBOS PLC	2,533,206
103,500	House of Fraser PLC *	283,414
80,600	Interserve PLC	543,279
286,800	Legal & General PLC	765,208
438,600	Lloyds TSB Group PLC	4,430,427
82,700	Next PLC	2,935,820
184,500	Northern Foods PLC	310,903
183,900	Northumbrian Water Group PLC	957,221
423,100	Old Mutual PLC *	1,326,916
64,200	Reckitt Benckiser PLC	2,661,327
53,300	Rio Tinto PLC	2,521,843
219,400	Royal & Sun Alliance Insurance Group PLC	612,080
68,200	Royal Bank of Scotland Group PLC	2,348,290
73,212	Royal Dutch Shell PLC (Class B Stock)	2,485,224
40,100	Tate & Lyle PLC	540,208

THE TARGET PORTFOLIO TRUST

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of September 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	United Kingdom (cont’d)
146,100	Taylor Woodrow PLC	$970,416
284,800	Tesco PLC	1,919,676
54,900	TT Electronics PLC *	202,243
36,000	Viridian Group PLC	721,901
39,625	Vodafone Group PLC	905,827

		51,267,252

	Total Long-Term Investments (cost $201,338,810)	246,546,242

	SHORT-TERM INVESTMENT — 0.8%

	Affiliated Money Market Mutual Fund
2,033,900	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,033,900) (w)	2,033,900

	Total Investments(p)—100.0% (cost $203,372,710)	248,580,142
	Liabilities in excess of other assets (u)	(11,874)

	Net Assets—100%	$248,568,268

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $203,464,716; accordingly, net unrealized appreciation on investments for federal income tax purposes was $45,115,426 (gross unrealized appreciation - $49,165,806; gross unrealized depreciation - $4,050,380). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(u)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
expiring 10/04/06	EUR	8,030	$9,830,487	$10,185,418	$(354,931)
Mexican Peso,
expiring 12/06/06	MXP	66,540	5,869,796	6,031,040	(161,244)
Pound Stering,
expiring 12/05/06	GBP	2,300	4,294,100	4,309,694	(15,594)

			$19,994,383	$20,526,152	$(531,769)

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 was as follows:

Industry
Financial - Bank & Trust	10.0%
Commercial Banks	8.6
Oil, Gas & Consumable Fuels	8.4
Telecommunications	5.2
Pharmaceuticals	4.4
Insurance	4.4
Diversified Operations	4.0
Chemicals	3.2
Electronic Components	3.0
Media	2.4
Food Products	2.1
Retail	2.0
Consumer Products & Services	2.0
Automobiles	2.0
Automotive	1.9
Machinery	1.8
Auto Manufactures	1.8
Diversified Telecommunication Services	1.6
Oil & Gas	1.6
Metals & Mining	1.4
Banks	1.4
Electric Utilities	1.3
Retail & Merchandising	1.2
Beverages	1.2
Financial Services	1.0
Diversified Metals	1.0
Diversified Financial Services	0.9
Building Materials & Construction	0.9
Household & Personal Products	0.8
Affiliated Money Market Mutual Fund	0.8
Multi-Line Retail	0.8
Entertainment	0.8
Computer Services & Software	0.7
Paper & Forest Products	0.7
Aerospace	0.7
Advertising	0.7
Building Products	0.6
Automobile Manufacturers	0.6
Household Durables	0.6
Telecom - Cellular	0.6
Electric	0.5
Energy Equipment & Services	0.5
Real Estate	0.5
Auto Parts and Equipment	0.5
Building Materials	0.5
Transportation	0.5
Metals	0.4
Auto Parts & Related	0.4
Multi-Line Insurance	0.4
Water Utilities	0.4
Gas Utilities	0.4
Automotive Parts	0.4
Trading Companies & Distributors	0.4
Software	0.4
Medical - Wholesale Drug Distribution	0.3
Airlines	0.3
Entertainment & Leisure	0.3
Iron / Steel	0.3
Farming & Agriculture	0.3
Office Equipment	0.3
Supplies	0.3
Hotels, Restaurants & Leisure	0.3
Holding Companies - Diversified	0.2

THE TARGET PORTFOLIO TRUST

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of September 30, 2006 (Unaudited)

Agriculture/Heavy Equipment	0.2
Electronic Components & Equipment	0.2
Foods	0.2
Textiles	0.2
Commercial Services	0.2
Healthcare Equipment & Supplies	0.2
Electronics	0.2
Forest Products & Paper	0.2
Forest & Paper Products	0.2
Household Products	0.1
Construction Materials	0.1
Agriculture	0.1

100.0
Liabilities in Excess of Other Assets	—

Total	100.0%

THE TARGET PORTFOLIO TRUST

INTERNATIONAL BOND PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —120.9%

		FOREIGN BONDS —87.3%
		Austria —1.7%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	$717,403

		Belgium —3.5%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,447,836

		Canada —0.3%
		Province of Ontario, Debs.
CAD	100	6.20%, 06/02/31	111,126

		Denmark —0.5%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	207,216

		Finland —11.5%
		Finnish Government Bond
EUR	2,010	4.25%, 07/04/15	2,663,356
EUR	1,450	5.375%, 07/04/13	2,025,672

			4,689,028

		France —5.4%
		Credit Suisse Group Capital Guernsey V Ltd.(c)
EUR	80	6.905%, 11/29/49	113,608
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,096,651

			2,210,259

		Germany —11.4%
		Deutsche Bundesrepublik
EUR	100	4.25%, 01/04/14	131,433
EUR	100	4.75%, 07/04/34	144,440
EUR	1,000	5.00%, 01/04/12	1,349,298
EUR	660	5.625%, 01/04/28	1,040,001
EUR	900	6.25%, 01/04/24-01/04/30	1,484,591
		Deutsche Genossenschafts-Hypothekenbank
EUR	300	5.75%, 01/22/07	382,624
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	121,217

			4,653,604

		Ireland —0.7%
		Atlantes Mortgage PLC, Series 1, Class A(c)
EUR	218	3.034%, 01/17/36	278,111

		Italy —0.6%
		Argo Mortgages Series L, Series 1, Class A(c)
EUR	202	3.401%, 10/28/36	257,181

		Japan —24.1%
		Development Bank of Japan
	500	4.25%, 06/09/15	472,075
		Japanese Government Bonds
JPY	187,000	0.60%, 03/20/09	1,578,259
		Japanese Government Bonds
JPY	34,000	1.20%, 09/20/12	287,023

THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		FOREIGN BONDS (cont’d)
		Japan (cont’d)
		Japanese Government Bonds
JPY	145,000	1.40%, 12/20/13	$1,227,591
JPY	200,000	1.50%, 03/20/11-03/20/15	1,704,521
JPY	1,000	1.55%, 02/21/12	8,600
JPY	290,000	1.60%, 06/20/14-09/20/14	2,475,333
JPY	109,600	2.30%, 05/20/30-06/20/35	911,447
JPY	50,000	2.40%, 03/20/34	419,843
JPY	90,000	2.50%, 09/20/35	771,146

			9,855,838

		Luxembourg —3.0%
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,209,671

		Netherlands —7.1%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%, 05/19/55	643,573
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	112,331
		Dutch MBS BV, Series X, Class A(c)
EUR	500	3.343%, 10/02/79	633,736
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	763,671
EUR	400	7.50%, 01/15/23	727,873

			2,881,184

		Spain —5.2%
		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,127,815

		United Kingdom —12.3%
		Chester Asset Receivables Dealings No 11, Series A
EUR	500	6.125%, 10/15/10	684,936
		European Investment Bank
GBP	5	7.625%, 12/07/06	9,401
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	80,017
		Permanent Financing PLC, Series 4A1(c)
EUR	500	5.10%, 06/11/07	639,729
		Royal Bank of Scotland PLC, 144A(c)
EUR	300	5.57%, 07/21/08	300,166
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	795,629
GBP	100	5.00%, 09/07/14	192,365
GBP	1,200	5.75%, 12/07/09	2,309,498

			5,011,741

		Total Foreign Bonds (cost $34,363,493)	35,658,013

		UNITED STATES BONDS —33.6%

		Asset Backed Securities —2.1%
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV(c)
	6	5.62%, 03/25/33	5,930

THE TARGET PORTFOLIO TRUST

INTERNATIONAL BOND PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		Asset Backed Securities (cont’d)
		Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	$872,440

			878,370

		Collateralized Mortgage Obligations —1.2%
		Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1(c)
	367	4.90%, 03/25/35	362,117
		Fannie Mae Whole Loan, Series 2004-W12, Class 1A1
	60	6.00%, 07/25/44	60,388
		GMAC Mortgage Corp Loan Trust, Series 2004-J4, Class A1
	63	5.50%, 09/25/34	62,201

			484,706

		Corporate Bonds —4.9%
		Chase Credit Card Master Trust
EUR	300	5.00%, 08/15/08	388,026
		JPMorgan Chase Capital, Sr. Sub. Notes
	100	6.55%, 09/29/36	100,854
		MBNA Credit Card Master Note Trust
EUR	550	5.60%, 02/17/12	752,257
		Mizuho Financial Group Cayman Ltd., Gtd. Notes
EUR	100	4.75%, 04/15/14	128,625
		Mizuho Preferred Capital Co. LLC, Bonds, 144A
	100	8.79%, 12/31/49	105,339
		RBS Capital Trust , Gtd. Notes(c)
EUR	50	6.467%, 12/29/49	70,136
		Student Loan Marketing Assoc.
EUR	250	3.80%, 06/17/10	315,709
		Zurich Finance USA, Inc., Gtd. Notes
EUR	100	5.75%, 10/02/23	136,682

			1,997,628

		U.S. Government Agency Obligations —0.2%
		Small Business Administration Participation Certificates, Series 2005-20, Class 1
	96	4.84%, 05/01/25	93,998

		U.S. Government Mortgage Backed Obligations —13.1%
		Federal National Mortgage Assoc.
	3,111	5.50%, 04/01/33-10/12/36	3,064,603
		Federal National Mortgage Assoc.
	1,000	6.00%, 10/12/36	1,004,375
		Federal National Mortgage Assoc.
	1,000	6.50%, 10/16/36	1,018,125
		Federal National Mortgage Assoc.
	200	8.95%, 02/12/18	268,345

			5,355,448

		U.S. Treasury Obligations —12.1%
		U.S. Treasury Bonds
	200	6.125%, 11/15/27	233,922
		U.S. Treasury Bonds
	800	8.75%, 05/15/17	1,068,187
		U.S. Treasury Bonds
	1,200	8.875%, 02/15/19	1,656,750
		U.S. Treasury Inflationary Bonds, TIPS
	200	0.875%, 04/15/10	203,584
		U.S. Treasury Inflationary Bonds, TIPS
	200	1.625%, 01/15/15	202,742
		U.S. Treasury Inflationary Bonds, TIPS
	200	1.875%, 07/15/15	202,607

THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	U.S. Treasury Obligations (cont’d)
	U.S. Treasury Note
1,400	3.875%, 05/15/10	$1,367,023

		4,934,815

	Total United States Bonds (cost $13,402,348)	13,744,965

	Total Long-Term Investments (cost $47,765,841)	49,402,978

	SHORT-TERM INVESTMENTS —4.8%

SHARES
	Affiliated Money Market Mutual Fund —3.8%
1,551,280	Dryden Core Investment Fund - Taxable Money Market Series(w)(cost $1,551,280)	1,551,280

PRINCIPAL AMOUNT (000)#
	U.S. Treasury Obligations —0.5%
	U.S. Treasury Bills(k)(n)(cost $207,952)
210	4.81%, 12/14/06	207,992

	Certificate of Deposit —0.5%
	Countrywide Bank NA(cost $199,983)
200	5.36%, 08/16/07	199,980

CONTRACTS/ NOTIONAL AMOUNTS
	OUTSTANDING OPTIONS PURCHASED

	Call Options
	Interest Rate Swap on 3 Month LIBOR
5,700,000	Expiring 12/22/06 @ 4.80%	4,218
	Interest Rate Swap on 3 Month LIBOR
2,000,000	Expiring 03/08/07 @ 5.00%	7,176

		11,394

	Put Options
	Eurodollar Futures
19,000,000	Expiring 09/17/07, Strike Price $90.75	119
	Eurodollar Futures
26,000,000	Expiring 03/19/07, Strike Price $92.00	163
	Eurodollar Futures
9,000,000	Expiring 12/18/06, Strike Price $92.50	56

THE TARGET PORTFOLIO TRUST

INTERNATIONAL BOND PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS	DESCRIPTION	VALUE
	Put Options (cont’d)
	Eurodollar Futures
29,000,000	Expiring 06/18/07, Strike Price $91.25	$181

		519

	Total Outstanding Options Purchased (cost $40,223)	11,913

	Total Short-Term Investments (cost $1,999,438)	1,971,165

	Total Investments, Before Outstanding Options Written and Securities Sold Short—125.7% (cost $49,785,279)(p)	51,374,143

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(7.0)%

	U.S. Treasury Obligations
	U.S. Treasury Notes
1,760	4.50%, 02/15/16	(1,742,331)
	U.S. Treasury Notes
1,100	5.125%, 05/15/16	(1,141,079)

	Total Securities Sold Short (proceeds $2,853,174)	(2,883,410)

CONTRACTS/ NOTIONAL AMOUNTS
	OUTSTANDING OPTIONS WRITTEN —(0.1)%

	Put Options
	U.S. Treasury Note Futures
6,000,000	Expiring 11/21/06, Stike Price $104.00	(94)
	U.S. Treasury Bond Futures
100,000	Expiring 11/21/06, Strike Price $105.00	(16)
	U.S. Treasury Note Futures
1,000,000	Expiring 11/21/06, Strike Price $103.00	(156)

		(266)

	Call Options —(0.1)%
	Interest Rate Swap on 3 Month LIBOR
2,500,000	Expiring 12/22/06 @ 4.85%	(5,522)
	Interest Rate Swap on 3 Month LIBOR
1,000,000	Expiring 03/08/07 @ 5.04%	(8,123)
	U.S. Treasury Note Futures
1,200,000	Expiring 11/21/06 Strike Price $107.00	(15,750)

		(29,395)

	Total Outstanding Options Written (premium received $55,390)	(29,661)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—118.6%	48,461,072
	Other Liabilities in Excess of Other Assets(x)—(18.6)%	(7,609,338)

	Net Assets —100%	$40,851,734

The following abbreviations are used in portfolio descriptions:

144A —	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

THE TARGET PORTFOLIO TRUST

TIPS —	Treasury Inflation Protected Securities
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $49,983,110; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,391,033 (gross unrealized appreciation—$2,125,016; gross unrealized depreciation - $733,983). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Month	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
6	10 Year Japanese Bond	Dec. 2006	$6,848,000	$6,822,095	$25,905
5	30 Year U.S. Treasury Notes	Dec. 2006	562,031	551,758	10,273
12	90 Day Euro Dollar	Dec. 2006	2,839,950	2,837,100	2,850
15	90 Day Euro Dollar	Jun. 2007	3,561,938	3,553,125	8,813
21	90 Day Euro Dollar	Sep. 2007	4,994,062	4,972,012	22,050
5	90 Day Euro Dollar	Sep. 2008	1,189,875	1,185,000	4,875
5	90 Day Euro Dollar	Dec. 2008	1,189,375	1,184,500	4,875
5	90 Day Euro Dollar	Mar. 2009	1,189,000	1,184,125	4,875
5	90 Day Euro Dollar	Jun. 2009	1,188,563	1,183,626	4,937
6	Euro Bobl	Dec. 2006	836,535	833,232	3,303
4	Euro Bund	Dec. 2006	599,029	593,196	5,833

					98,589

	Short Positions:
31	10 Year U.S. Treasury Notes	Dec. 2006	3,349,937	3,330,078	(19,859)

					$78,730

Open forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts	Contracts to Receive		In Exchange for	Current at Value	Unrealized Depreciation
Euros,
Expiring 10/31/06	EUR	11	$13,993	$13,974	$(19)

Sale Contracts	Contracts to Receive		In Exchange for	Current at Value	Unrealized Appreciation
Canadian Dollars
Expiring 10/19/06	CAD	126	$113,062	$112,726	$336
Danish Kroner,
Expiring 12/05/06	DKK	1,225	211,692	209,086	2,606
Euros,
Expiring 10/03/06	EUR	11	13,968	13,946	22
Expiring 10/31/06	EUR	17,562	22,362,118	22,310,800	51,318
Japanese Yen,
Expiring 11/15/06	JPY	960,105	8,247,085	8,183,467	63,618
Pound Sterling,
Expiring 10/19/06	GBP	65	123,119	121,736	1,383

			$31,071,044	$30,951,761	$119,283

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	09/15/17	GBP	200,000	4.50%	6 month LIBOR	$(848)
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	788
Goldman Sachs & Co.(2)	12/20/13	JPY	200,000,000	2.00%	6 month LIBOR	(60,897)
Goldman Sachs & Co. (2)	06/17/15	EUR	3,300,000	4.50%	6 month Euribor	49,363
Morgan Stanley Capital Services, Inc.(2)	06/17/15	EUR	900,000	4.50%	6 month Euribor	69,563
Barclays Capital(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	7,855
Goldman Sachs & Co.(1)	06/21/07		$8,000,000	4.00%	3 month LIBOR	(77,703)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	400,000	6.00%	6 month Euribor	55,754
Goldman Sachs & Co.(2)	12/15/15	JPY	430,000,000	2.00%	6 month LIBOR	(81,175)
Morgan Stanley Capital Services, Inc.(2)	12/15/15	JPY	100,000,000	2.00%	6 month LIBOR	(18,169)
Barclays Capital(2)	12/15/15	JPY	110,000,000	2.00%	6 month LIBOR	(19,234)
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000,000	1.98%	6 month LIBOR	(12,450)
Morgan Stanley Capital Services, Inc.(1)	09/18/08	JPY	200,000,000	1.00%	6 month LIBOR	2,503
UBS AG(2)	12/20/13	JPY	60,000,000	2.00%	6 month LIBOR	(18,171)
Goldman Sachs & Co.(1)	03/18/08	JPY	300,000,000	1.00%	6 month LIBOR	5,820
Barclays Capital(2)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	(584)
Barclays Capital(1)	12/20/36		$300,000	5.00%	3 month LIBOR	567
First Boston(1)	06/18/34	EUR	100,000	6.00%	6 month Euribor	3,485
First Boston(2)	12/15/14	EUR	200,000	4.00%	6 month Euribor	(1,880)
Duetsche Bank(1)	09/15/10	GBP	200,000	5.00%	6 month LIBOR	1
Barclays Capital(1)	09/15/10	GBP	2,300,000	5.00%	6 month LIBOR	(16,768)
Duetsche Bank(1)	12/15/14	EUR	200,000	4.00%	6 month Euribor	1,883
Goldman Sachs & Co.(2)	06/20/10	JPY	150,000,000	2.00%	6 month LIBOR	(10,898)
Bank of America N.A.(2)	12/20/16		$1,600,000	5.00%	3 month LIBOR	(8,650)
Lehman Brothers Special Financing, Inc.(2)	12/20/16		$600,000	5.00%	3 month LIBOR	(3,244)
Goldman Sachs & Co.(1)	09/15/10	GBP	600,000	5.00%	6 month LIBOR	(4,746)
UBS AG(1)	12/20/11		$400,000	5.00%	3 month LIBOR	84
Lehman Brothers Special Financing, Inc.(2)	12/20/13		$4,200,000	5.00%	3 month LIBOR	(21,361)
Morgan Stanley Capital Services, Inc.(1)	12/20/36		$100,000	5.00%	3 month LIBOR	51
Goldman Sachs & Co.(1)	12/20/08		$4,700,000	5.00%	3 month LIBOR	15,439
Morgan Stanley Capital Services, Inc.(1)	12/20/08		$1,800,000	5.00%	3 month LIBOR	5,913
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP	600,000	5.00%	6 month LIBOR	850
Duetsche Bank(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	46

						$(136,813)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation
Merrill Lynch & Co.(1)	6/20/07		$100,000	0.41%	Russian Federation, 5.00%, due 3/31/30	$211
Duetsche Bank(1)	9/20/07	JPY	10,000,000	2.30%	Softbank Corp., 1.75%, due 3/31/14	152

						$363

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

The country breakdown of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

United States	33.6%
Japan	24.1
United Kingdom	12.3
Finland	11.5
Germany	11.4
Netherlands	7.1
France	5.4
Spain	5.2
Belgium	3.5
Luxembourg	3.0
Austria	1.7
Ireland	0.7
Italy	0.6
Denmark	0.5
Canada	0.3
Short-Term Investments (including Affiliated Money Market Mutual Fund of 3.8%)	4.8

125.7
Securities Sold Short and Outstanding Options Written	(7.1)
Other Liabilities in Excess of Other Assets	(18.6)

Total	100.0%

THE TARGET PORTFOLIO TRUST

INTERMEDIATE-TERM BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —57.7%

		Asset-Backed Securities —0.5%
		First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FF5, Class A2
Aaa	$8	5.996%, 03/25/34	$7,916
		Wells Fargo Home Equity Trust, Series 2005-2, Class Aii2, 144A (g)
Aaa	1,200	5.57%, 10/25/35	1,202,063

		Total Asset-Backed Securities (cost $1,210,007)	1,209,979

		Collateralized Mortgage Obligations —11.8%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5 A (c)
Aaa	482	4.44%, 02/25/45	471,932
		Bank of America Funding Corp., Series 2006-A, Class-1A1
AAA(d)	467	4.62%, 02/20/36	459,433
		Bank of America Mortgage Securities, Series 2002-K, Class 2A1 (c)
AAA(d)	246	5.405%, 10/20/32	247,060
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 (c)
Aaa	1,486	3.88%, 11/25/34	1,478,850
		Bear Stearns Alt-A Trust, Series 2006-6, Class 21A1
Aaa	1,200	5.84%, 10/25/36	1,206,768
		Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
Aaa	1,200	5.84%, 08/25/36	1,198,728
		Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class-A2A
AA(d)	461	4.70%, 12/25/35	453,964
		Citigroup Mortgage Loan Trust, Inc., Series 2006-Ar1, Class 1A1
AA(d)	2,383	4.90%, 03/25/36	2,353,760
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)	252	6.25%, 12/25/33	251,796
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 2A, 144A
Aaa	248	6.50%, 01/25/34 (cost $276,530, purchased 12/1/03)(f)	253,492
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 1A1
Aaa	2,037	5.66%, 02/25/35(c)	2,044,068
		Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6 Class A1
Aaa	365	4.938%, 12/15/40	362,740
		CS First Boston Mortgage Securities Corp, Series 2003-8, Class 5A1
Aaa	77	6.50%, 04/25/33	77,375
		Federal Home Loan Mortgage Corp., Series 2692, Class YB
Aaa	843	3.50%, 05/15/16	827,744
		Federal Home Loan Mortgage Corp., Series 2772, Class NQ
Aaa	956	4.50%, 12/15/13	946,548
		Federal Home Loan Mortgage Corp., Series 2828, Class EN
Aaa	2,000	4.50%, 10/15/23	1,971,505
		Federal Home Loan Mortgage Corp., Series 2912, Class ML
Aaa	1,228	4.50%, 12/15/20	1,218,753
		Federal Home Loan Mortgage Corp., Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	99,664
		Federal Home Loan Mortgage Corp., Series 2892, Class BI
Aaa	832	5.00%, 01/15/18	824,507
		Federal Home Loan Mortgage Corp., Series 2931 Class JA
Aaa	1,100	5.00%, 07/15/25	1,093,908
		Federal National Mortgage Assoc., Series 2004-41, Class PB
Aaa	157	3.50%, 04/25/17	156,216
		Federal National Mortgage Assoc., Series 83, Class PB
Aaa	1,078	3.50%, 09/25/16	1,055,912
		Federal National Mortgage Assoc., Series 2003-83, Class A
Aaa	371	4.25%, 04/25/28	365,486
		Federal National Mortgage Assoc., Series 2006-67 Class PA
Aaa	1,150	5.50%, 03/25/28	1,152,363

THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		Collateralized Mortgage Obligations (cont’d)
		FHLMC Structured Pass Through Securities, Series T-59, Class 1A2
NR	$480	7.00%, 10/25/43	$497,241
		GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A1 (c)
AAA(d)	430	4.229%, 12/10/37	421,399
		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	241	5.83%, 02/16/30	243,244
		Government National Mortgage Assoc., Series 2000-9, Class FG
Aaa	155	5.93%, 02/16/30	157,003
		Government National Mortgage Assoc., Series 2000-11, Class PH
Aaa	477	7.50%, 02/20/30	495,935
		Government National Mortgage Assoc., Series 1995-2, Class KQ
Aaa	118	8.50%, 03/20/25	125,017
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Aaa	1,101	5.56%, 06/25/45	1,101,871
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A
Aaa	586	6.044%, 08/15/18 (cost $653,836, purchased 10/9/02)(f)	599,722
		GSR Mortgage Loan Trust, Series 2005-ARG, Class 2A1
Aaa	679	4.54%, 09/25/35	669,620
		Sequoia Mortgage Trust, Series 10, Class 2A1 (c)
Aaa	1,510	5.71%, 10/20/27	1,511,815
		Structured Asset Mortgage Investments, Inc., Series 2206 AR3, Classs 12A1
Aaa	587	5.55%, 09/25/35	587,701
		Structured Asset Securities Corp, Series 2001-21A, Class 1A1
Aaa	213	6.25%, 01/25/32	212,330
		Washington Mutual, Inc., Series 2002-AR9, Class 1A
Aaa	82	5.682%, 08/25/42	82,622
		Washington Mutual, Inc., Series 2002-AR6, Class A
Aaa	1,829	5.832%, 06/25/42	1,833,890

		Total Collateralized Mortgage Obligations (cost $29,120,639)	29,111,982

		Corporate Bonds —21.1%

		Airlines —1.0%
		United Air Lines, Inc., Equipment Trust (e)(g)(i)
NR	1,500	Zero Coupon, 02/19/15	667,500
		United Air Lines, Inc., Pass-Thru Cert. (e)(i)
B2	1,700	Zero Coupon, 09/01/08	1,734,000

			2,401,500

		Automobiles —0.7%
		DaimlerChrysler NA Holding Corp. Co.
Baa1	240	5.64%, 03/07/07	240,049
		DaimlerChrysler NA Holding Corp. Co. (c)
Baa1	1,500	5.87%, 09/10/07	1,503,252

			1,743,301

		Cable —0.4%
		CSC Holdings, Inc., Sr. Notes
B2	1,100	7.25%, 07/15/08	1,111,000

		Computer Hardware —0.5%
		Hewlett-Packard Co., Notes
A3	1,200	5.524%, 05/22/09	1,201,304

		Diversified —0.5%
		Siemens Financieringsmaatschappij, Notes, 144A (Netherlands) (g)
Aa3	1,200	5.466%, 08/14/09	1,199,182

		Diversified Financial Services —3.3%
		General Electric Capital Corp., Notes (c)
Aaa	1,300	5.43%, 03/16/09	1,300,212
		Goldman Sachs Group LP, Notes (c)
Aa3	1,750	5.664%, 06/28/10	1,758,781

THE TARGET PORTFOLIO TRUST

INTERMEDIATE-TERM BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		Diversified Financial Services (cont’d)
		HSBC Finance Corp., Sr. Unsec’d Notes (c)
Aa3	$1,000	5.52%, 09/15/08	$1,002,478
		Korea Development Bank, Notes
A3	2,670	4.75%, 07/20/09	2,631,507
		MBNA Europe Funding PLC, Bank Gtd., 144A (United Kingdom) (c)(g)(i)
Aa1	1,400	5.49%, 09/07/07	1,401,070

			8,094,048

		Electric Utilities —2.2%
		CMS Energy Corp., Sr. Notes
Ba3	600	8.90%, 07/15/08	628,500
		Dayton Power & Light Co. (The)
A3	500	5.125%, 10/01/13	491,138
		Dominion Resources, Inc., Sr. Notes (c)
Baa2	250	3.66%, 11/15/06	249,466
		Dominion Resources, Inc., Sr. Notes (c)
Baa2	1,050	5.664%, 09/28/07	1,050,285
		Nisource Finance Corp., Gtd. Notes (c)
Baa3	400	3.20%, 11/01/06	399,272
		Nisource Finance Corp., Gtd. Notes (c)
Baa3	1,500	5.968%, 11/23/09	1,499,695
		Progress Energy Florida, Inc. (c)
A3	1,100	5.802%, 11/14/08	1,101,665

			5,420,021

		Entertainment & Leisure —0.5%
		Walt Disney Co. (The), Notes
A3	1,200	5.49%, 09/10/09	1,200,526

		Financial - Bank & Trust —2.0%
		Bank of America Corp., Sr. Notes
Aa2	600	5.576%, 02/17/09	601,909
		Bank of America NA, Sr. Notes
Aa1	1,200	5.511%, 07/25/08	1,200,186
		Charter One Bank NA, Sr. Notes
Aa2	1,200	5.54%, 04/26/09	1,200,510
		Export-Import Bank of Korea, Notes
A3	300	6.50%, 11/15/06	300,231
		Riggs Capital Trust, Gtd. Notes
A3	400	8.625%, 12/31/26	419,496
		Riggs Capital Trust, Gtd. Notes
A3	500	8.875%, 03/15/27	528,899
		Royal Bank of Scotland PLC, Notes, 144A (United Kingdom) (g)
Aa1	600	5.52%, 04/11/08	600,330

			4,851,561

		Financial - Brokerage —0.5%
		Caterpillar Financial Service Corp., Notes
A2	1,200	5.454%, 08/11/09	1,199,506

		Financial Services —4.8%
		CIT Group, Inc., Sr. Unsec’d. Notes
A2	1,200	5.608%, 05/23/08	1,203,674
		Citigroup Global Markets Holdings, Inc., Notes
Aa1	700	5.49%, 03/17/09	700,593
		Citigroup, Inc., Notes
Aa1	1,200	5.53%, 06/09/09	1,203,268
		Ford Motor Credit Co., Notes (c)
B1	300	5.59%, 03/13/07	297,690
		Ford Motor Credit Co., Notes (c)
B1	1,400	6.34%, 03/21/07	1,396,562

THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			Financial Services (cont’d)
			General Motors Acceptance Corp., Notes (c)
Ba1		$1,950	6.407%, 01/16/07	$1,948,436
			Goldman Sachs Group, Inc., Sr. Notes
Aa3		1,800	5.479%, 06/23/09	1,800,373
			Morgan Stanley, Notes (c)
Aa3		2,000	5.53%, 02/15/07	2,001,218
			SLM Corp., Notes, 144A (g)
A2		1,200	5.625%, 07/27/09	1,201,118

				11,752,932

			Healthcare Providers & Services —0.1%
			HCA, Inc., Notes
Ba2		150	5.25%, 11/06/08	148,125

			Hotels, Restaurants & Leisure —0.7%
			Caesars Entertainment, Inc., Sr. Notes
Baa3		1,070	8.50%, 11/15/06	1,072,930
			Mandalay Resort Group, Sr. Notes
Ba2		500	6.50%, 07/31/09	500,625
			Mirage Resorts, Inc., Notes
Ba2		100	6.75%, 08/01/07	100,500

				1,674,055

			Industrial Conglomerates —0.4%
			General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)
Aaa	JPY	120,000	1.40%, 11/02/06	1,016,691

			Lodging —0.2%
			Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
Baa3		600	7.375%, 05/01/07	603,750

			Oil, Gas & Consumable Fuels —1.0%
			El Paso Corp., Sr. Unsec’d. Notes
B2		600	7.625%, 08/16/07	607,500
			Transcontinental Gas Pipe Line Corp., Notes (cost $704,458, purchased 9/27/05 )(f)
Ba1		700	6.787%, 04/15/08	700,875
			Transocean, Inc., Notes
Baa1		1,200	5.40%, 09/05/08	1,200,019

				2,508,394

			Real Estate Investment Trusts —0.1%
			Host Marriott LP, Gtd. Notes
Ba2		350	9.25%, 10/01/07	360,937

			Retail —0.2%
			J.C. Penney Corp., Inc., Notes
Baa3		500	6.50%, 12/15/07	505,146
			J.C. Penney Corp., Inc., Notes
Baa3		100	7.375%, 08/15/08	103,270

				608,416

			Telecommunications —0.2%
			BellSouth Corp. Sr. Unsec’d. Notes
A2		600	5.58%, 08/15/08	600,115

			Telecommunications —1.8%
			France Telecom SA, Notes (France) (i)
A3		2,000	8.50%, 03/01/31	2,609,488
			Qwest Communications International, Inc., Gtd. Notes (c)
B2		600	8.905%, 02/15/09	611,250

THE TARGET PORTFOLIO TRUST

INTERMEDIATE-TERM BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			Telecommunications (cont’d)
			Vodafone Group PLC, Bonds (United Kingdom)
A3		$1,200	5.427%, 06/29/07	$1,199,910

				4,420,648

			Total Corporate Bonds (cost $53,039,090)	52,116,012

			Foreign Government Bonds —3.1%
			Federal Republic of Brazil
Ba2		40	7.125%, 01/20/37	40,840
			Federal Republic of Italy
Aa2	JPY	213,000	0.375%, 10/10/06	1,803,220
			National Australia Bank, Sr. Unsec’d. Notes, 144A (g)
Aa3		1,200	5.43%, 09/11/09	1,199,790
			Republic of Italy
Aa2	JPY	218,000	3.80%, 03/27/08	1,930,708
			Republic of Panama
NR		1,500	9.375%, 04/01/29	1,926,825
			Republic of South Africa
Baa1		750	9.125%, 05/19/09	814,687

			Total Foreign Government Bonds (cost $7,417,700)	7,716,070

			Municipal Bonds —0.4%
			City & County of Honolulu HI
Aaa		1,000	4.75%, 07/01/28 (cost $845,781) (c)	1,013,660

			U.S. Government Agency Obligations —4.2%
			Federal Farm Credit Bank
		1,300	3.65%, 03/16/09	1,260,083
			Federal Home Loan Bank
		900	4.50%, 06/12/13	866,444
			Federal Home Loan Bank
		100	4.09%, 02/20/09	97,917
			Federal Home Loan Bank
		786	4.25%, 07/30/09	769,551
			Federal Home Loan Bank
		1,000	3.00%, 12/28/07	975,292
			Federal Home Loan Mortgage Corp.
		2,800	4.24%, 07/30/09	2,742,527
			Federal National Mortgage Assoc.
		3,800	4.25%, 07/30/09	3,724,509

			Total U.S. Government Agency Obligations (cost $10,398,712)	10,436,323

			U.S. Government Mortgage Backed Obligations —12.9%
			Federal National Mortgage Assoc.
		22,548	5.00%, 10/01/17-08/01/20	22,185,560
			Federal National Mortgage Assoc.
		12	5.42%, 12/01/30	11,758
			Federal National Mortgage Assoc.
		4,594	5.50%, 06/01/33-11/01/35	4,528,456
			Federal National Mortgage Assoc.
		117	5.625%, 08/01/24	117,784
			Federal National Mortgage Assoc.
		1,623	6.00%, 11/01/12-09/01/17	1,646,402
			Federal National Mortgage Assoc.
		138	6.647%, 07/01/25	140,163
			Federal National Mortgage Assoc.
		3	9.25%, 01/01/10	3,452

THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		U.S. Government Mortgage Backed Obligations (cont’d)
		Government National Mortgage Assoc.
	$300	4.50%, 07/20/30	$300,836
		Government National Mortgage Assoc.
	180	4.75%, 08/20/26	181,014
		Government National Mortgage Assoc.
	103	5.125%, 10/20/24-12/20/26	104,436
		Government National Mortgage Assoc.
	699	5.25%, 03/20/30	701,101
		Government National Mortgage Assoc.
	606	5.375%, 05/20/23-06/20/27	609,419
		Government National Mortgage Assoc.
	889	6.00%, 01/15/29-07/15/29	903,233
		Government National Mortgage Assoc.
	234	6.50%, 10/15/25-06/15/29	240,700
		Government National Mortgage Assoc.
	95	8.00%, 09/20/30-07/20/31	101,481

		Total U.S. Government Mortgage Backed Obligations (cost $32,348,383)	31,775,795

		U.S. Treasury Obligations—3.7%
		U.S. Treasury Bonds, TIPS
	100	2.00%, 01/15/14	108,030
		U.S. Treasury Bonds, TIPS
	100	3.375%, 01/15/07	127,329
		U.S. Treasury Bonds, TIPS
	2,500	3.375%, 01/15/12	3,015,794
		U.S. Treasury Notes
	3,090	3.875%, 09/15/10	3,010,939
		U.S. Treasury Notes
	1,100	4.25%, 08/15/13	1,076,797
		U.S. Treasury Notes
	1,800	5.125%, 05/15/16	1,867,219

		Total U.S. Treasury Obligations (cost $8,881,512)	9,206,108

	UNITS
		Warrant*
		Mexican Value Recovery Rights Series D expiring 06/30/2007 (cost $250)
	2,500,000		49,375

		Total Long-Term Investments (cost $143,262,074)	142,635,304

	PRINCIPAL AMOUNT (000)#
		SHORT-TERM INVESTMENTS —44.0%

		Commercial Paper —29.4%
		Bank of America Corp.
A1+(d)	4,500	5.37%, 11/01/06	4,480,088
		Barclays US Funding
A1+(d)	6,700	5.405%, 10/20/06	6,682,312
		Danske Corp., 144A
A1+(d)	4,600	5.355%, 10/26/06	4,583,780
		Dexia Delaware LLC
A1+(d)	6,800	5.27%, 11/10/06	6,761,398
		Dexia Delaware LLC
A1+(d)	500	5.36%, 10/27/06	498,163
		DnB NOR Bank ASA
A1+(d)	5,200	5.255%, 12/07/06	5,149,854

THE TARGET PORTFOLIO TRUST

INTERMEDIATE-TERM BOND PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		Commercial Paper (cont’d)
		DnB NOR Bank ASA
A1(d)	$2,200	5.275%, 11/13/06	$2,186,474
		General Electric Capital Corp.
A1+(d)	3,800	5.25%, 01/16/07	3,741,482
		HBOS Treasury Service, (United Kingdom)
A1+(d)	6,800	5.355%, 10/24/06	6,778,017
		Skandinaviska Enskilda Banken
A1(d)	6,700	5.36%, 10/27/06	6,675,247
		Societe Generale N.A.
A1+(d)	2,900	5.29%, 12/18/06	2,867,559
		Societe Generale N.A.
A1+(d)	1,000	5.245%, 01/08/07	985,763
		Societe Generale N.A.
A1+(d)	3,600	5.266%, 12/21/06	3,558,160
		Swedbank AB
A1(d)	6,700	5.36%, 11/01/06	6,670,353
		UBS Finance (DE) LLC
A1+(d)	6,800	5.265%, 11/16/06	6,755,290
		Westpac Banking Corp., 144A
A1+(d)	4,200	5.265%, 11/16/06	4,169,433

		Total Commercial Paper (cost $72,540,470)	72,543,373

		Foreign Treasury Obligations (n)—10.2%
		Dutch Treasury Bill
	50	3.02%, 10/31/06	63,252
		French Treasury Bill
	5,620	2.84%, 10/12/06	7,120,619
		French Treasury Bill
	1,020	2.99%, 10/19/06	1,291,553
		French Treasury Bill
	100	3.13%, 11/16/06	126,324
		French Treasury Bill
	7,030	3.19%, 12/14/06	8,857,634
		German Treasury Bill
	6,050	2.86%, 10/18/06	7,661,906

		Total Foreign Treasury Obligations (cost $25,045,574)	25,121,288

	SHARES
		Affiliated Money Market Mutual Fund —2.9%
	7,043,528	Dryden Core Investment Fund - Taxable Money Market Series (cost $7,043,528) (w)	7,043,528

	PRINCIPAL AMOUNT (000)#
		U.S. Government Agency Obligations —1.1%
		Federal National Mortgage Assoc.
	2,800	5.30%, 10/04/06(cost $2,799,176)	2,799,191

		U.S. Treasury Obligations —0.4%
		U.S. Treasury Bills (n)
	250	4.795%, 12/14/06	247,610

THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	U.S. Treasury Obligations (cont’d)
	U.S. Treasury Bills (n)
$805	4.81%, 12/14/06	$797,305

	Total U.S. Treasury Obligations (cost $1,044,720)	1,044,915

NOTIONAL AMOUNTS
	OUTSTANDING OPTIONS PURCHASED*
	Call Options
	Swap Option on 3 Month LIBOR
5,200,000	expiring 10/04/06 @ 4.50%	—
	Swap Option on 3 Month LIBOR
15,100,000	expiring 10/18/08 @ 4.50%	—
	Swap Option on 3 Month LIBOR
7,000,000	expiring 06/15/09 @ 5.06%	41,310

		41,310

	Put Options
	Euro Dollar Future
262,000,000	expiring 09/17/07, $90.75	1,637
	Eurodollar Futures
150,000,000	expiring 09/17/07, $91.00	938
	Eurodollar Futures
40,000,000	expiring 12/17/07, $91.50	250

		2,825

	Total Outstanding Options Purchased (cost $126,714)	44,135

	Total Short-Term Investments (cost $108,600,182)	108,596,430

	Total Investments, Before Outstanding Options Written and Securities Sold Short—101.7% (cost $251,862,256)(p)	251,231,734

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(2.8)%

	U.S. Government Agency Obligations
	Federal National Mortgage Association
7,000	Zero coupon, 10/17/21 (Proceeds received $6,854,531)	(6,877,500)

NOTIONAL AMOUNTS
	OUTSTANDING OPTIONS WRITTEN

	Call Options
	Swap Option on 3 Month LIBOR
2,200,000	expiring 10/04/06 @ 4.54%	—
	Swap Option on 3 Month LIBOR
2,000,000	expiring 10/15/15 @ 4.85%	(37,842)
	Swap Option on 3 Month LIBOR
6,500,000	expiring 10/18/06 @ 4.56%	—

THE TARGET PORTFOLIO TRUST

INTERMEDIATE-TERM BOND PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

Total Outstanding Options Written (premium received $121,309)	(37,842)

Total Investments, Net of Outstanding Options Written and Securities Sold Short—98.9%	244,316,392
Other Assets in Excess of other Liabilities(x)—1.1%	2,773,479

NET ASSETS—100%	$247,089,871

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s
TIPS	Treasury Inflation Protected Securities
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

#	Principle amount is in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,634,824. The aggregate value of $1,554,089 is approximately .6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $251,961,548; accordingly, net unrealized depreciation on investments for federal income tax purposes was $729,814 (gross unrealized appreciation - $1,494,760; gross unrealized depreciation - $2,224,574). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate swaps as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
78	90 Day Euro Dollar	Sep. 2007	$18,549,375	$18,432,375	$117,000
285	90 Day Euro Dollar	Dec. 2007	67,837,125	67,639,200	197,925
285	90 Day Euro Dollar	Mar. 2008	67,854,937	67,660,875	194,062
285	90 Day Euro Dollar	Jun. 2008	67,844,250	67,663,125	181,125
207	90 Day Euro Dollar	Sep. 2008	49,260,825	49,219,425	41,400
420	5 Year U.S. Treasury Notes	Sep. 2006	44,323,125	44,043,672	279,453
23	30 Year U.S. Treasury Notes	Sep. 2006	2,585,344	2,538,086	47,258

					$1,058,223

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euros,
expiring 10/31/06	EUR	18,016	$22,940,207	$22,887,563	$52,644
Pound Sterling
expiring 10/19/06	GBP	327	622,079	612,256	9,823
expiring 10/19/06	GBP	2	3,779	3,745	34

			$23,566,065	$23,503,564	$62,501

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs & Co. (1)	12/20/16	4,000,000	5.00%	3 Month LIBOR	$21,624
JP Morgan(1)	12/20/11	5,100,000	5.00%	3 Month LIBOR	30,607
UBS AG(1)	12/20/11	14,600,000	5.00%	3 Month LIBOR	89,190
Barclays Bank PLC (1)	12/20/08	11,600,000	5.00%	3 Month LIBOR	38,103
Lehman Brothers Special Financing, Inc.(1)	12/20/08	33,400,000	5.00%	3 Month LIBOR	109,712
Morgan Stanley & Co.(1)	12/20/08	18,500,000	5.00%	3 Month LIBOR	60,768

					$350,004

(1)	Porfolio pays the floating rate and receives the fixed rate.

THE TARGET PORTFOLIO TRUST

TOTAL RETURN BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —105.0%

		Asset-Backed Securities —5.7%
		Argent Securities Inc., Series 2005-W3, Class A2A(c)
Aaa	258	5.43%, 11/25/35	$258,336
		Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
Aaa	1,600	5.10%, 09/18/08	1,598,366
		MBNA Master Credit Card Trust, Series 2000-D, Class C, 144A
BBB(d)	700	8.40%, 09/15/09	710,641
		Nelnet Student Loan Trust, Series 2006-2, Class A1
Aaa	3,200	5.051%, 10/27/14	3,199,034
		Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
Aaa	1,600	5.18%, 08/15/08	1,598,770
		SLC Student Loan Trust, Series 2006-1, Class A1
Aaa	1,077	5.431%, 07/15/36	1,076,683
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A(c)
Aaa	983	4.90%, 04/25/35	946,908

		Total Asset-Backed Securities (cost $9,423,153)	9,388,738

		Collateralized Mortgage Obligations —2.9%
		American Housing Trust, Series I, Class 5
AAA(d)	3	8.625%, 08/25/18	2,641
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1(c)
Aaa	133	5.622%, 02/25/33	132,018
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2(c)
Aaa	583	5.388%, 05/25/35	581,327
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1(c)
Aaa	1,700	5.51%, 03/15/20	1,700,234
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1(c)
Aaa	8	5.273%, 01/25/32	8,077
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	103	6.50%, 03/25/32	103,616
		Washington Mutual, Inc., Series 2003-R1, Class A1(c)
Aaa	2,261	5.60%, 12/25/27	2,260,556

		Total Collateralized Mortgage Obligations (cost $4,800,999)	4,788,469

		Corporate Bonds —7.2%

		Airlines —0.2%
		United Air Lines, Inc., Equipment Trust (i)
NR	1,000	10.85%, 02/19/15	445,000

		Automobile Manufacturers —1.1%
		DaimlerChrysler NA Holding Corp., Gtd. Notes(c)
Baa1	1,800	5.64%, 03/07/07	1,800,371

		Financial - Bank & Trust —0.5%
		HSBC Bank USA NA, Sr. Notes(c)
Aa2	800	5.46%, 09/21/07	800,848

		Financial Services —0.6%
		Ford Motor Credit Co., Notes
B1	200	7.00%, 10/01/13	185,567
		Pemex Project Funding Master Trust Gtd. Notes
Baa1	500	8.00%, 11/15/11	549,000

THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			Corporate Bonds (cont’d)
			Financial Services (cont’d)
			Pemex Project Funding Master Trust Gtd. Notes
Baa1		250	9.125%, 10/13/10	$279,875

				1,014,442

			Hotels, Restaurants & Leisure —1.0%
			Caesars Entertainment, Inc., Sr. Notes
Baa3		800	8.50%, 11/15/06	802,190
			Mirage Resorts, Inc., Sr. Notes
Ba2		800	7.25%, 10/15/06	800,000

				1,602,190

			Oil, Gas & Consumable Fuels —0.5%
			Transocean, Inc., Notes
Baa1		800	5.591%, 09/05/08	800,013

			Pipelines —0.2%
			El Paso Corp., Sr. Notes
Caa1		400	7.80%, 08/01/31	410,000

			Telecommunications —2.6%
			BellSouth Corp., Sr. Unsec’d. Notes(c)
A2		800	5.58%, 08/15/08	800,154
			Embarq Corp., Notes
Baa3		1,600	6.738%, 06/01/13	1,646,201
			Qwest Corp., Debs.
Ba3		250	7.50%, 06/15/23	247,500
			Qwest Corp., Sr. Notes
Ba3		1,500	7.625%, 06/15/15	1,556,250

				4,250,105

			Tobacco —0.5%
			Reynolds American, Inc., Sec’d. Notes, 144A
Ba3		750	7.625%, 06/01/16	777,982

			Total Corporate Bonds (cost $12,416,525)	11,900,951

			Foreign Government Bonds —3.3%
			Federal Republic of Brazil
Ba3		25	7.875%, 03/07/15	27,400
			Federal Republic of Italy
Aa2	JPY	287,000	0.375%, 10/10/06	2,429,690
			Republic of Panama
Ba1		300	8.875%, 09/30/27	371,250
			Republic of Panama
Ba1		450	9.375%, 07/23/12	527,175
			Republic of Peru
Ba3		400	9.125%, 01/15/08	418,000
			United Kingdom Treasury Gilt
Aa1	GBP	700	4.25%, 03/07/11	1,286,031
			United Kingdom Treasury Gilt
Aaa	GBP	200	5.75%, 12/07/09	384,916

			Total Foreign Government Bonds (cost $5,312,324)	5,444,462

			Municipal Bonds —2.8%
			California —0.6%
			Golden State Tobacco Securitization Corp., Revenue
Baa3		500	6.25%, 06/01/33	550,670

THE TARGET PORTFOLIO TRUST

TOTAL RETURN BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			California (cont’d)
			Golden State Tobacco Securitization Corp., Revenue
Baa3	400		6.75%, 06/01/39	$452,944

				1,003,614

			Georgia —0.3%
			Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa	500		5.00%, 03/01/21	526,880

			New Jersey —0.9%
			Tobacco Settlement Financing Corp., New Jersey State
Baa3	800		6.00%, 06/01/37	854,888
			Tobacco Settlement Financing Corp., New Jersey State
Baa3	500		6.375%, 06/01/32	548,350

				1,403,238

			New York —1.0%
			New York City Trust For Cultural Resources, Museum of Modern Art
Aaa	1,500		5.125%, 07/01/31	1,582,740

			Total Municipal Bonds (cost $3,911,520)	4,516,472

			U.S. Government Mortgage Backed Obligations —55.1%
			Federal Home Loan Mortgage Corp.
	84		4.41%, 09/01/35(c)	82,586
	1,906		5.00%, 09/01/35	1,833,684
	67		5.50%, 04/01/29-06/01/29	67,313
	103		6.00%, 09/01/22	104,969
	59		6.246%, 01/01/24(c)	59,339
	78		7.50%, 09/01/16-07/01/17	81,263
	—	(r)	9.25%, 01/01/10	684
			Federal National Mortgage Assoc.
	16,228		4.00%, 08/01/18-06/01/19	15,372,728
	9,171		4.50%, 06/01/34-09/01/35	8,570,483
	458		4.635%, 12/01/34(c)	451,975
	62		5.00%, 01/01/19	60,731
	129		5.197%, 05/01/36(c)	129,179
	22,797		5.50%, 07/01/32-10/01/36	22,475,180
	21,000		6.00%, TBA	21,091,875
	130		6.00%, 11/01/16-01/01/23	131,317
	17,000		6.50%, TBA	17,308,125
	234		6.50%, 04/01/21-09/01/21	239,155
	186		6.543%, 01/01/20(c)	189,058
			Government National Mortgage Assoc.(c)
	104		4.75%, 07/20/22-07/20/27	103,734
	177		5.125%, 10/20/26-11/20/29	179,114
	170		5.375%, 02/20/17-02/20/26	170,301
	1,000		6.00%, TBA	1,011,875
	999		6.00%, 06/15/36-07/15/36	1,010,282
	92		8.50%, 06/15/30-08/20/30	99,049

			Total U.S. Government Mortgage Backed Obligations (cost $91,237,417)	90,823,999

			U.S. Treasury Obligations —28.0%
			U.S. Treasury Bonds
	1,000		6.50%, 11/15/26	1,211,641
	1,000		6.625%, 02/15/27	1,229,688
	1,200		6.75%, 08/15/26	1,489,687
	400		8.125%, 08/15/19	527,500
			U.S. Treasury Inflationary Bonds, TIPS
	600		2.00%, 01/15/26	590,002

THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			U.S. Treasury Inflationary Bonds, TIPS(cont’d)
		200	2.375%, 04/15/11	$205,268
		7,300	3.375%, 01/15/07	9,295,027
		3,700	3.625%, 01/15/08	4,697,953
			U.S. Treasury Notes
		8,750	3.375%, 02/15/08-10/15/09	8,457,486
		600	3.625%, 01/15/10	582,211
		1,900	3.75%, 05/15/08	1,870,387
		2,800	3.875%, 09/15/10	2,728,359
		1,250	4.00%, 04/15/10-02/15/14	1,222,084
		2,150	4.25%, 10/15/10-11/15/14	2,102,453
		3,800	4.50%, 11/15/10-11/15/15	3,781,936
		2,100	4.875%, 07/31/11	2,124,364
		2,700	5.125%, 06/30/11-05/15/16	2,771,808
			U.S. Treasury Strips, PO
		2,500	7.25%, 02/15/22	1,186,213

			Total U.S. Treasury Obligations (cost $45,994,111)	46,074,067

			Total Long-Term Investments (cost $173,096,049)	172,937,158

			SHORT-TERM INVESTMENTS —18.2%

			Foreign Treasury Obligations (n)—8.2%
			Dutch Discount Treasury Bill (Netherlands)
Aaa	EUR	6,630	3.06%, 10/31/06	8,387,189
			French Treasury Bills (France)
Aaa	EUR	1,640	3.18%, 12/14/06	2,066,361
			French Treasury Bills (France)
Aaa	EUR	2,000	3.01%, 11/02/06	2,529,514
			French Treasury Bills (France)
Aaa	EUR	300	2.87%, 10/12/06	380,104
			German Treasury Bills (Germany)
Aaa	EUR	100	2.78%, 10/18/06	126,643

			Total Foreign Treasury Obligations (cost $13,476,718)	13,489,811

			Commercial Paper —6.2%
			Dexia Delaware LLC
P1		1,700	5.265%, 11/21/06	1,687,628
			HBOS Treasury Service
P1		3,300	5.26%, 12/19/06	3,262,605
			Societe Generale
P1		1,400	5.29%, 12/18/06	1,384,339
			Time Warner, Inc.
P2		800	5.39%, 01/25/07	786,047
			Total Fina Elf Capital
P1		3,100	5.36%, 10/02/06	3,100,000

			Total Commercial Paper (cost $10,220,344)	10,220,619

	SHARES
			Affiliated Money Market Mutual Fund —2.2%
		3,605,588	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,605,588) (w)	3,605,588

	PRINCIPAL AMOUNT (000)#
			Certificates of Deposit —1.0%
			Countrywide Bank NA
		1,600	5.34%, 10/18/06 (cost $1,600,000)	1,600,006

THE TARGET PORTFOLIO TRUST

TOTAL RETURN BOND PORTFOLIO	Schedule of Investments
As of September 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		U.S. Treasury Obligations (k)(n)—0.3%
		U.S. Treasury Bills
	500	4.81%, 12/14/06	$495,220
	70	4.853%, 11/30/06	69,465
	20	4.87%, 11/30/06	19,847

		Total U.S. Treasury Obligations (cost $584,407)	584,532

	NOTIONAL AMOUNTS
		OUTSTANDING OPTIONS PURCHASED —0.3%

		Call Options —0.3%
		Eurodollar Futures
	15,000,000	expiring 09/17/07, Strike Price $95.00	13,312
		Interest Rate Swap on 3 Month LIBOR & Fixed
	10,200,000	expiring 10/18/06 @ 4.50%	—
		Interest Rate Swap on 3 Month LIBOR & Fixed
	9,100,000	expiring 12/20/07 @ 5.00%	65,977
		Interest Rate Swap on 3 Month LIBOR & Fixed
	16,000,000	expiring 07/02/07 @ 5.37%	158,592
		Interest Rate Swap on 3 Month LIBOR & Fixed
	2,100,000	expiring 04/27/09 @ 5.75%	206,233

			444,114

		Put Options
		Eurodollar Futures
	594,000,000	expiring 12/18/06, Strike Price $91.75	3,712
		Eurodollar Futures
	30,000,000	expiring 12/18/06, Strike Price $94.00	188
		Interest Rate Swap on 3 Month LIBOR & Fixed
	2,100,000	expiring 04/27/09 @ 6.25%	55,394

			59,294

		Total Outstanding Options Purchased (cost $440,215)	503,408

		Total Short-Term Investments (cost $29,927,272)	30,003,964

		Total Investments, Before Outstanding Options Written and Securities Sold Short—123.2% (cost $203,023,321)(p)	202,941,122

	PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(10.2)%

		U.S. Treasury Obligations
		U.S. Treasury Notes
	2,100	3.625%, 05/15/13	(1,984,173)
	8,800	4.125%, 05/15/15	(8,492,343)
	750	4.375%, 05/15/07	(747,158)
	3,700	4.75%, 05/15/14	(3,731,365)
	1,700	6.00%, 08/15/09	(1,762,089)

		Total Securities Sold Short (proceeds received $16,553,560)	(16,717,128)

THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS	DESCRIPTION	VALUE
	OUTSTANDING OPTIONS WRITTEN — (0.1)%

	Call Options —(0.1)%
	Interest Rate Swap on 3 Month LIBOR & Fixed
4,400,000	expiring 10/18/06 @ 4.56%	—
	Interest Rate Swap on 3 Month LIBOR & Fixed
4,000,000	expiring 12/20/07 @ 5.15%	(67,763)
	Interest Rate Swap on 3 Month LIBOR & Fixed
5,200,000	expiring 02/07/07 @ 5.50%	(152,646)

	Total Outstanding Options Written (premiums received $161,600)	(220,409)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—112.9%	186,003,585
	Other Liabilities in Excess of Other Assets(u)—(12.9)%	(21,272,831)

	NET ASSETS —100%	$164,730,754

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only
TBA	To be announced. Securities Purchased on a Forward Commitment Basis
TIPS	Treasury Inflation Protected Securities
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $203,271,898; accordingly, net unrealized depreciation on investments for federal income tax purposes was $330,776 (gross unrealized appreciation - $1,752,893; gross unrealized depreciation - $2,083,669). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $500 par.
(u)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
520	5 Year U.S. Treasury Notes	Dec. 2006	$54,876,250	$54,533,016	$343,234
78	90 Day Euro Dollar	Jun. 2007	18,522,075	18,471,775	50,300
131	90 Day Euro Dollar	Sep. 2007	31,153,437	31,096,424	57,013
116	90 Day Euro Dollar	Dec. 2007	27,610,900	27,554,775	56,125
129	90 Day Euro Dollar	Mar. 2008	30,713,287	30,584,637	128,650
26	90 Day Sterling	Jun. 2007	5,767,474	5,764,338	3,136
33	90 Day Sterling	Sep. 2007	7,324,117	7,317,868	6,249
49	90 Day Sterling	Dec. 2007	10,879,790	10,859,545	20,245

					664,952

	Short Positions:
79	10 Year U.S. Treasury Notes	Dec. 2006	8,536,938	8,486,329	(50,609)
43	30 Year U.S. Treasury Bonds	Dec. 2006	4,833,469	4,778,375	(55,094)

					(105,703)

					$559,249

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Japanese Yen,
expiring 10/19/06	JPY	150,000	$1,280,527	$1,269,842	($10,685)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euros,
expiring 10/31/06	EUR	8,812	$11,220,531	$11,194,783	$25,748
Japanese Yen,
expiring 11/15/06	JPY	77,628	683,345	661,663	21,682
expiring 11/15/06	JPY	77,628	681,575	661,663	19,912
Pound Sterling,
expiring 10/19/06	GBP	1,088	2,060,816	2,037,667	23,149

			$14,646,267	$14,555,776	$90,491

Interest rate swap agreements outstanding at September 30, 2006:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(2)	12/15/15	JPY	90,000,000	2.00%	6 Month LIBOR	$(15,993)
Barclays Capital(2)	12/15/15	JPY	40,000,000	2.00%	6 Month LIBOR	(6,994)
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,164
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	110,202
Lehman Brothers(1)	12/20/11		$3,200,000	5.00%	3 Month LIBOR	19,204
Barclays Capital(1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(5,863)
Goldman Sachs(2)	12/20/16		$2,500,000	5.00%	3 Month LIBOR	(13,515)
UBS AG(1)	06/18/09		$19,000,000	5.00%	3 Month LIBOR	53,019
Deutsche Bank(2)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	(7,664)
Barclays Capital(1)	06/15/09	GBP	900,000	5.00%	6 Month LIBOR	3,263
Morgan Stanley & Co.(1)	12/20/36		$3,900,000	5.00%	3 Month LIBOR	226,138
Merrill Lynch & Co.(1)	12/20/11		$2,600,000	5.00%	3 Month LIBOR	24,563

						$388,524

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	07/25/45	100,000	0.54%	ABX.HE.A Index	(212)
Bear Stearns International Ltd.(1)	07/25/45	4,000,000	0.54%	ABX.HE.A Index	(8,496)
Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(1,849)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(231)
UBS AG (1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,980)
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(2,052)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(1,558)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(608)
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(348)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(1,004)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(738)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,341)
Bank of America Securities LLC(1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(555)
Citigroup(1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,821)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(1,407)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(695)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(977)
Barclays Bank PLC(1)	06/20/07	800,000	0.27%	Federative Republic of Brazil, 12.25%, due 03/06/30	(184)
Citigroup(1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(1,431)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(135)
Lehman Brothers(1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(3,844)
Bear Stearns International Ltd.(1)	12/20/08	400,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(2,081)
Lehman Brothers(1)	12/20/08	400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(441)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(1,625)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,865)
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(865)
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,946)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(477)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(3,154)
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,901)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(740)
Lehman Brothers(1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(8,538)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	975
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	565
Morgan Stanley & Co.(1)	05/20/16	1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	13,430
JP Morgan(1)	05/20/16	600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	5,433
Morgan Stanley & Co.(1)	09/20/10	400,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(14,362)
Lehman Brothers(1)	09/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(20,330)
Merrill Lynch International(2)	03/20/07	700,000	0.61%	Russian Federation, 5.00% (step-up), due 03/31/30	1,375
JP Morgan(2)	03/20/07	800,000	0.42%	Russian Federation, 5.00% (step-up), due 03/31/30	916
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(1,515)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,350)
Citigroup(1)	12/20/08	800,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(1,737)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(478)
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(2,592)
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(911)

					$(75,680)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

MORTGAGE BACKED SECURITIES PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —123.2%

	U.S. Government Mortgage Backed Obligations —95.2%
	Federal Home Loan Mortgage Corp.,
$5,721	5.00%, 08/01/35-10/01/35	$5,505,086
5,880	6.00%, 03/01/14-09/01/24	5,958,762
2,098	6.50%, 01/01/18-08/01/26	2,146,620
52	7.50%, 03/01/08-06/01/28	53,334
— (r)	8.25%, 10/01/07	56
2	8.25%, 05/01/08	1,624
16	8.50%, 12/01/07-07/01/21	16,772
4	8.75%, 12/01/08	4,308
28	9.00%, 06/01/09-03/01/11	28,918
27	11.50%, 03/01/16	30,451
	Federal National Mortgage Assoc.,
2,342	4.50%, 03/01/35	2,188,243
7,578	5.00%, 11/01/18-06/01/36	7,334,386
1,850	5.00%, 08/01/35(k)	1,778,504
11,990	5.50%, 05/01/33-10/01/36	11,838,322
850	5.78%, 11/01/11	867,145
3,000	6.00%, TBA	3,011,250
5,397	6.00%, 09/01/14-08/01/34	5,449,129
53	6.047%, 03/01/12	54,779
3,646	6.50%, 03/01/16-09/01/34	3,722,645
8	6.815%, 10/01/07	7,560
1,766	7.00%, 09/01/11-10/01/36	1,814,757
57	8.00%, 09/01/22-12/01/22	60,318
— (r)	8.00%, 03/01/07-06/01/07	150
1	8.50%, 01/01/07	1,478
10	9.75%, 08/01/10-11/01/16	10,359
	Government National Mortgage Assoc.,
655	4.50%, 09/15/33-10/15/33	618,538
976	5.00%, 04/15/35	947,664
11,089	5.50%, 05/15/35-11/01/36	11,011,898
332	6.00%, 07/15/24-08/15/24	336,483
2,565	6.50%, 05/15/23-02/15/35	2,633,102
3,590	7.00%, 11/15/31-07/15/36	3,706,898
63	7.50%, 09/15/11-12/20/23	64,420
— (r)	7.50%, 03/15/07	117
662	8.00%, 01/15/08-11/15/30	698,728
— (r)	8.00%, 05/15/30	700
55	8.25%, 06/20/17-07/20/17	58,072
57	8.50%, 04/20/17	60,457
95	9.00%, 09/15/08-01/15/20	101,213
50	9.50%, 08/15/09-09/15/17	52,276
— (r)	9.50%, 06/15/20	1,071
9	13.50%, 05/15/11	10,247
20	14.00%, 06/15/11	21,969
14	16.00%, 05/15/12	16,098

	Total U.S. Government Mortgage Backed Obligations (cost $72,849,396)	72,224,907

	Collateralized Mortgage Obligations —28.0%
	Bank of America Mortgage Securities, Series 2004, Class J - 2A1(c)
390	4.786%, 11/25/34	386,747
	Bank of America Mortgage Securities, Series 2006-2, Class A15
1,427	6.000%, 07/25/36	1,437,259
	Citigroup Mortgage Loan Trust, Inc., Series 2006 - AR1, Class 3A1(c)
465	5.500%, 03/25/36	463,252
	Countrywide Alternative Loan Trust, Series 2005 - J11, Class 1A3
1,992	5.500%, 11/25/35	1,993,658
	Countrywide Alternative Loan Trust, Series 2005 - 85CB, Class 2A2
1,826	5.500%, 02/25/36	1,828,853

THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	Collateralized Mortgage Obligations (cont’d)
	Federal Home Loan Mortgage Corp., Pass Through Securities, Series T-42, Class A-5
$291	7.50%, 02/25/42	$301,837
	Federal Home Loan Mortgage Corp., Series 83, Class Z
6	9.00%, 10/15/20	6,279
	Federal Home Loan Mortgage Corp., Series 186, Class E
52	6.00%, 08/15/21	52,198
	Federal Home Loan Mortgage Corp., Series 1058, Class H
15	8.00%, 04/15/21	15,493
	Federal Home Loan Mortgage Corp., Series 1116, Class I
13	5.50%, 08/15/21	13,219
	Federal Home Loan Mortgage Corp., Series 1120, Class L
58	8.00%, 07/15/21	57,890
	Federal Home Loan Mortgage Corp., Series 1176, Class H
13	8.00%, 12/15/06	13,237
	Federal Home Loan Mortgage Corp., Series 1630, Class PJ
617	6.00%, 05/15/23	618,442
	Federal Home Loan Mortgage Corp., Series 2627, Class BG
1,401	3.25%, 06/15/17	1,319,720
	Federal Home Loan Mortgage Corp., Series 2809 Class UC
425	4.00%, 06/15/19	385,206
	Federal Home Loan Mortgage Corp., Series 2852, Class VI - IO
2,000	5.00%, 06/15/24	179,762
	Federal Home Loan Mortgage Corp., Series 2915, Class K1 - IO
1,201	5.00%, 06/15/24	90,276
	Federal Home Loan Mortgage Corp., Series G92-59, Class D
33	6.00%, 10/15/20	32,848
	Federal National Mortgage Assoc., Series 56, Class 1
21	6.00%, 04/01/19	21,670
	Federal National Mortgage Assoc., Series 1990-10, Class L
7	8.50%, 02/25/20	7,651
	Federal National Mortgage Assoc., Series 1990-108, Class G
22	7.00%, 09/25/20	23,020
	Federal National Mortgage Assoc., Series 1991-21, Class J
23	7.00%, 03/25/21	23,416
	Federal National Mortgage Assoc., Series 1992-113, Class Z
45	7.50%, 07/25/22	47,822
	Federal National Mortgage Assoc., Series 1992-61, Class ZB
14	7.50%, 05/25/07	14,080
	Federal National Mortgage Assoc., Series 1993-223, Class ZA
276	6.50%, 12/25/23	282,391
	Federal National Mortgage Assoc., Series 1993-41, Class H
48	7.00%, 03/25/23	673
	Federal National Mortgage Assoc., Series 1998-19, Class J
19	8.50%, 07/25/18	20,733
	Federal National Mortgage Assoc., Series 1998-M4, Class C
87	6.527%, 05/25/30	87,114
	Federal National Mortgage Assoc., Series 2001-51, Class QN
639	6.00%, 10/25/16	648,463
	Federal National Mortgage Assoc., Series 2003-33, Class PT
253	4.50%, 05/25/33	243,303
	Federal National Mortgage Assoc., Series 3144, Class J2
250	5.50%, 04/15/36	249,247
	Federal National Mortgage Assoc., Series G-14, Class L
25	8.50%, 06/25/21	26,601
	Federal National Mortgage Assoc., Series G92-24, Class Z
28	6.50%, 04/25/22	28,088
	Federal National Mortgage Assoc., Series G92-59, Class D
140	6.00%, 10/25/22	141,895
	Federal National Mortgage Assoc., Series G94-4, Class PG
317	8.00%, 05/25/24	343,621
	First Boston Mortgage Securities Corp., Series B, Class IO
62	8.985%, 04/25/17	14,958

THE TARGET PORTFOLIO TRUST

MORTGAGE BACKED SECURITIES PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	Collateralized Mortgage Obligations (cont’d)
	First Boston Mortgage Securities Corp., Series B, Class PO
$62	Zero Coupon, 04/25/17	$52,634
	Government National Mortgage Assoc., Series 2006 - 35, Class LO - PO
348	Zero Coupon, 07/20/36	262,095
	Government National Mortgage Assoc., Series 2006-38, Class XS - IO
2,046	1.920%, 09/16/31	113,393
	GSR Mortgage Loan Trust, Series 2006-R2, Class 3A1(c)
1,104	5.774%, 04/25/36	1,112,840
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2(c)
439	4.602%, 04/25/35	435,080
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4(c)
783	4.425%, 07/25/34	771,300
	Residential Asset Securitization Trust, Series 2004-A3 Class A7
750	5.25%, 06/25/34	719,448
	Residential Asset Securitization Trust, Series 2005-AR13, Class A1(c)
1,722	5.50%, 07/25/35	1,683,143
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A
27	6.00%, 12/25/11	26,917
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR13, Class A1(c)
1,500	5.313%, 05/25/35	1,467,203
	Wells Fargo Mortgage Backed Securities Trust, Series 2006 - AR10, Class 5A2(c)
1,422	5.607%, 07/25/36	1,422,082
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1(c)
1,410	5.546%, 04/25/36	1,414,083
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-R8, Class 2A1(c)
373	5.24%, 04/28/36	370,764

	Total Collateralized Mortgage Obligations (cost $21,011,863)	21,271,904

	Total Long-Term Investments (cost $93,861,259)	93,496,811

	SHORT-TERM INVESTMENTS —14.3%

SHARES
	Affiliated Money Market Mutual Fund —0.2%
163,189	Dryden Core Investment Fund - Taxable Money Market Series (cost $163,189) (w)	163,189

PRINCIPAL AMOUNT (000)#
	Repurchase Agreements —14.1%
$10,700	BNP Paribas Tri-party Mortgage, 5.37%, dated 09/29/06, due 10/02/06 in the amount of $10,704,788 (cost $10,700,000; collateralized by $3,500,000 Federal National Mortgage Assoc.; 6.00%, 09/02/36, value of the collateral including accrued interest was $3,534,883; collateralized by $576,360 Federal National Mortgage Assoc.; 5.50%, 11/01/23, value of the collateral including accrued interest was $576,510; collateralized by $3,470,813 Federal National Mortgage Assoc.; 5.50%, 02/01/18 value of the collateral including accrued interest was $3,493,897 and collateralized by $3,341,382 Federal National Mortgage Assoc.; 5.00%, 07/02/18, value of the collateral including accrued interest was $3,308,710)	10,700,000

	Total Short-Term Investments (cost $10,863,189)	10,863,189

	Total Investments, Before Securities Sold Short—137.5% (cost $104,724,448)(p)	104,360,000

THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	SECURITIES SOLD SHORT —(22.9)%

	Federal National Mortgage Assoc.
$2,800	5.00%, TBA	$(2,751,000)
1,300	5.50%, TBA	(1,299,187)
550	5.50%, TBA	(541,750)
4,500	5.50%, TBA	(4,431,096)
	Government National Mortgage Assoc.
4,750	5.50%, TBA	(4,717,344)
3,500	7.00%, TBA	(3,611,563)

	Total Securities Sold Short (proceeds $17,371,824)	(17,351,940)

	Total Investments, Net of Securities Sold Short—114.6% (cost $87,352,624)	87,008,060
	Other liabilities in Excess of Other Assets(u)—(14.6)%	(11,102,770)

	NET ASSETS —100%	$75,905,290

The following abbreviations are used in portfolio descriptions:

IO —	Interest Only
NR —	Not Rated by Moodys or Standard & Poor’s
PO —	Prinicpal Only
TBA —	To Be Announced

(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $104,728,233; accordingly, net unrealized depreciation on investments for federal income tax purposes was $368,233 (gross unrealized appreciation—$612,652; gross unrealized depreciation—$980,885). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $500 par.
(u)	Other liabilites in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and reverse repurchase agreements as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Depreciation
	Long Positions:
27	2 Year U.S. Treasury Notes	Dec. 2006	$5,521,500	$5,531,203	$(9,703)
14	10 Year U.S. Treasury Notes	Dec. 2006	1,512,875	1,516,375	(3,500)

					$(13,203)

Reverse Repurchase Agreements outstanding at September 30, 2006:

Broker	Interest Rate	Trade Date	Value at June 30, 2006	Maturity Date	Cost
Goldman Sachs	5.29%	9/13/2006	$6,050,000	10/12/2006	$6,050,000
Bank of America Mortgage	5.29%	9/20/2006	5,070,000	10/19/2006	5,070,000

			$11,120,000		$11,120,000

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Schedule of Investments
As of September 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Federal Home Loan Bank —9.8%
$1,500	3.125%, 11/15/06	$1,495,943
1,785	4.875%, 11/15/06	1,783,305
950	5.375%, 02/15/07	952,041

		4,231,289

	Federal Home Loan Mortgage Association —8.7%
1,180	2.85%, 01/05/07	1,172,438
1,500	3.00%, 11/17/06	1,495,542
499	3.00%, 03/28/07	494,046
615	3.05%, 01/19/07	610,041

		3,772,067

	Federal National Mortgage Association —12.8%
1,000	Zero Coupon, 04/27/07	971,025
1,715	2.28%, 12/11/06	1,704,984
1,025	2.625%, 11/15/06	1,021,611
400	3.00%, 01/12/07	397,341
425	4.00%, 10/16/06	424,731
1,000	4.00%, 02/22/07	996,210

		5,515,902

	Repurchase Agreements —69.4%
10,000	Deutsche, 5.33% dated 09/29/06, due 10/02/06 in the amount of $10,004,442 (Cost $10,000,000; collateralized by $9,942,159 Federal Home Loan Mortgage Corp.; 5.00%, 11/01/35 value of collateral including accrued interest was $9,148,407; collateralized by $924,924 Federal Home Loan Mortgage Corp.; 5.00%, 11/01/35, value of collateral including accrued interest was $851,593)	10,000,000
10,000	Morgan Stanley, 5.35% dated 9/29/06, due 10/02/06 in the amount of $10,004,458 (Cost $10,000,000; collateralized by Federal National Mortgage Corp.; 5.50%, 11/01/34, value of collateral including accrued interest was $10,043,259)	10,000,000
10,000	Paribas, 5.37% dated 09/29/06, due 10/02/06 in the amount of $10,004,475 (Cost $10,700,000; collateralized by $316,396 Federal National Mortgage Corp.; 5.00% 07/01/18, value of collateral including accrued interest was $180,578; collateralized by $5,747,549 Federal National Mortgage Corp.; 5.50% 01/01/34, value of collateral including accrued interest was $3,075,726; collateralized by $5,000,000 Federal National Mortgage Corp.; 5.00% 03/01/24, value of collateral including accrued interest was $3,351,265, collateralized by $8,000,000 Federal National Mortgage Corp.; 6.00%, 12/01/33, value of collateral including accrued interest was $3,392,431)	10,000,000

	Total Repurchase Agreements (cost $30,000,000)	30,000,000

SHARES
	Affiliated Money Market Mutual Fund —0.2%
63,597	Dryden Core Investment Fund - Taxable Money Market Series (cost $63,597)(w)	63,597

	Total Investments—100.9% (amortized cost $43,582,855)(h)	43,582,855
	Liabilities in excess of other assets —(0.9)%	(381,875)

	Net Assets —100%	$43,200,980

The following abbreviations are used in portfolio descriptions:

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.